UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2016

Date of reporting period:	2/29/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Jennison Select Growth Fund

ANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

Highlights

PRUDENTIAL JENNISON SELECT GROWTH FUND

•	Security selection was strong in the Consumer Discretionary sector, where an overweight position worked well.

•	Higher-growth, and therefore higher-valuation, health care stocks held by the Fund were hurt by investor risk aversion and growing concerns about drug pricing.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Jennison Select Growth Fund informative and useful. The report covers performance for the 12-month period that ended February 29, 2016.

During the period, the US economy continued to grow modestly, but growth outside the US has been sluggish and slowing for the past several years. Plummeting energy prices, slowing economic growth in China, and declining global earnings growth weighed heavily on the world markets. Even so, a strong US labor market and low oil prices have encouraged consumers to spend more.

The US bull market is in its seventh year, the third-longest bull market since World War II. But stocks have been extremely volatile since the beginning of 2016. Bond markets remained mixed, with US Treasuries performing well as investors have sought safe havens in the wake of recent poor stock performance. High yield, or below-investment-grade, bonds have struggled due to credit concerns in the energy sector, though higher-rated high yield bonds have done better.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Select Growth Fund

April 15, 2016

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–7.04	61.55	94.62	—
Class B	–7.74	55.55	80.77	—
Class C	–7.66	55.58	80.80	—
Class Q	–6.83	N/A	N/A	43.18 (5/3/12)
Class Z	–6.82	63.56	99.64	—
Russell 1000® Growth Index	–5.05	68.11	110.70	—
S&P 500 Index	–6.19	61.92	86.57	—
Lipper Large-Cap Growth Funds Average	–8.07	55.85	87.31	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–5.50	10.15	6.96	—
Class B	–5.02	10.43	6.78	—
Class C	–1.56	10.58	6.77	—
Class Q	0.23	N/A	N/A	11.22 (5/3/12)
Class Z	0.22	11.68	7.85	—
Russell 1000 Growth Index	2.52	12.38	8.28	—
S&P 500 Index	1.78	11.56	7.00	—
Lipper Large-Cap Growth Funds Average	–1.43	10.45	6.89	—

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Average Annual Total Returns (With Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–12.16	8.83	6.28	—
Class B	–11.76	9.10	6.10	—
Class C	–8.46	9.24	6.10	—
Class Q	–6.83	N/A	N/A	9.83 (5/3/12)
Class Z	–6.82	10.34	7.16	—

Average Annual Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–7.04	10.07	6.89	—
Class B	–7.74	9.24	6.10	—
Class C	–7.66	9.24	6.10	—
Class Q	–6.83	N/A	N/A	9.83 (5/3/12)
Class Z	–6.82	10.34	7.16	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Jennison Select Growth Fund (Class A shares) with a similar investment in the Russell 1000 Growth Index and the S&P 500 Index by portraying the initial account values at the beginning of the 10-year period for

Prudential Jennison Select Growth Fund	5

Your Fund’s Performance (continued)

Class A shares (February 28, 2006) and the account values at the end of the current fiscal year (February 29, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, Q, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

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	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The cumulative total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 51.47%. The average annual total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 13.05%.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 502 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 50.11%. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 12.80%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 2/29/16 is 43.31%. The average

Prudential Jennison Select Growth Fund	7

Your Fund’s Performance (continued)

annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 11.21%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/16 (%)
Facebook, Inc., (Class A Stock), Internet Software & Services	6.2
Amazon.com, Inc., Internet & Catalog Retail	5.8
Apple, Inc., Technology Hardware, Storage & Peripherals	4.5
NIKE, Inc., (Class B Stock), Textiles, Apparel & Luxury Goods	3.8
Alphabet, Inc. (Class A Stock), Internet Software & Services	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/16 (%)
Internet Software & Services	18.3
Software	12.7
Internet & Catalog Retail	9.7
Biotechnology	8.1
Pharmaceuticals	7.2

Industry weightings reflect only long-term investments and are subject to change.

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Strategy and Performance Overview

How did the Fund perform?

The Prudential Jennison Select Growth Fund’s Class A shares declined 7.04% in the 12 months ended February 29, 2016. In the same period, the Russell 1000 Growth Index (the Index) fell 5.05%, the S&P 500 Index dropped 6.19%, and the Lipper Large-Cap Growth Funds Average declined 8.07%.

What was the market environment?

•	Weak energy prices, a strong US dollar, and decelerating economic growth in China were key influences on the global economic landscape in the period.

•

The US remained the strongest of the major global economies. The long-awaited move to raise the fed funds rate came in mid-December, with the Federal Reserve indicating that further rate increases would likely be gradual and contingent on continued economic growth.

•

A Chinese market correction in late summer and the ensuing devaluation of the yuan heightened skepticism about the reported strength of economic growth in the world’s second-largest economy. It also raised concerns that other struggling economies might set off a cycle of devaluations to remain competitive in global export markets.

•	Economic activity in Europe remained anemic but showed signs of improving.

•	These factors, combined with uncertainty through much of the period about the timing and pace of monetary tightening in the US, contributed to continued volatility in global financial markets.

What worked?

•	Security selection was strong in the Consumer Discretionary sector, where an overweight position relative to the Index also worked well.

•

Amazon.com, the world’s largest Internet retailer, benefited as investors increasingly appreciated its strong execution, long-term revenue growth, profit margin-expansion potential, and cloud infrastructure opportunities. Jennison believes the company is a prime beneficiary of the ongoing shift toward e-commerce.

•	Nike continued to generate impressive earnings, revenue, and gross margins on the strength of its execution and the Nike brand around the world and across product categories.

•

On-demand streaming media network Netflix’s strong subscriber growth reflected the appeal of the company’s original programming. Jennison believes a shift toward exclusive deals and original content, increasing pricing power, international expansion, and scale advantage have strengthened the company’s long-term competitive positioning.

Prudential Jennison Select Growth Fund	9

Strategy and Performance Overview (continued)

•	In information technology:

•

Internet-based social platform Facebook successfully implemented its mobile interface, and revenue generation from both mobile and desktop improved. Jennison believes that as the company solidifies its dominant position, it continues to increase its appeal to both users and advertisers. Long-term, largely untapped, growth drivers include Instagram, WhatsApp, Messenger, and Oculus.

•

Alphabet’s strong revenue and earnings reflected solid growth in mobile search and tighter expense control. Jennison continues to believe the company’s technological lead and dominant position in Internet search is a unique strength that has enabled the company (formerly known as Google) to generate income from its search traffic at a meaningfully higher rate than its competitors. Jennison likes its solid competitive position, strong advertising revenue, and YouTube income-generating opportunities.

What didn’t work?

•

Higher-growth, and therefore higher-valuation, health care stocks were hurt by investor risk aversion and growing concerns about drug pricing. Companies that sell innovative, high-priced orphan drugs (drugs that demonstrate promise for the treatment of rare diseases or conditions) sold off, among them Biogen (multiple sclerosis) and Alexion Pharmaceuticals (cystic fibrosis).

•	In information technology:

•	Declines in LinkedIn and Apple reflected signs of deceleration in recent high growth rates.

•

Splunk declined with a broad sell-off of high-multiple software growth stocks. It makes software that allows businesses to mine and make sense of burgeoning amounts of digital data. Jennison views Splunk as well positioned to benefit from the explosion in operational intelligence.

Top Contributors (%)		Top Detractors (%)
Facebook	1.76	LinkedIn	–2.08
Amazon.com	1.42	Apple	–1.22
Nike	0.97	Biogen	–0.93
Alphabet	0.94	Shire	–0.75
Netflix	0.78	Splunk	–0.55

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Current outlook

•

Although the effect of lower energy prices on consumer spending has been less pronounced than anticipated, the money consumers realize from lower energy prices, whether saved or spent, should have a favorable effect on economic activity generally. Furthermore, the US labor market remains healthy, with steady employment gains and modest upward pressure on wages. These trends should support growth.

•

As the year progresses, the US presidential campaign will intensify. Ongoing geopolitical turmoil is likely to perpetuate uncertainty as widespread extremism and the difficulty of containing it cross the globe. The continued healing in Europe’s economy should be a modest positive.

•

Jennison anticipates that Fund earnings in the coming year will again be above average, driven, as in the past, by profit margin expansion, innovative new product introductions, improving market share, and growth outside the US.

Prudential Jennison Select Growth Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$944.90	1.24%	$6.00
	Hypothetical	$1,000.00	$1,018.70	1.24%	$6.22
Class B	Actual	$1,000.00	$941.50	1.99%	$9.61
	Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97
Class C	Actual	$1,000.00	$942.30	1.99%	$9.61
	Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97
Class Q	Actual	$1,000.00	$946.50	0.98%	$4.74
	Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
Class Z	Actual	$1,000.00	$945.80	0.99%	$4.79
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ended February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Select Growth Fund	13

Fees and Expenses (continued)

The Fund’s expense ratios for the 12-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.46	1.24
B	2.16	1.99
C	2.16	1.99
Q	0.98	0.98
Z	1.16	0.99

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of February 29, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 94.6%

COMMON STOCKS

Automobiles 1.3%
Tesla Motors, Inc.*(a)	23,289	$4,469,858

Beverages 1.1%
Monster Beverage Corp.*	31,137	3,907,693

Biotechnology 8.1%
Alexion Pharmaceuticals, Inc.*	49,341	6,947,213
Biogen Idec, Inc.*	17,818	4,622,346
BioMarin Pharmaceutical, Inc.*	48,129	3,940,321
Celgene Corp.*	76,681	7,731,745
Regeneron Pharmaceuticals, Inc.*	12,946	4,971,523

		28,213,148

Capital Markets 0.8%
Morgan Stanley	118,254	2,920,874

Chemicals 1.0%
Monsanto Co.	38,899	3,500,521

Food & Staples Retailing 5.5%
Costco Wholesale Corp.	69,054	10,360,171
Kroger Co. (The)	223,058	8,902,245

		19,262,416

Hotels, Restaurants & Leisure 5.7%
Marriott International, Inc. (Class A Stock)	116,123	7,913,783
Starbucks Corp.	205,002	11,933,166

		19,846,949

Internet & Catalog Retail 9.7%
Amazon.com, Inc.*	36,513	20,174,163
Netflix, Inc.*	86,579	8,087,344
Priceline Group, Inc. (The)*	4,313	5,456,851

		33,718,358

Internet Software & Services 18.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	79,653	5,480,923
Alphabet, Inc.
(Class A Stock)*	18,152	13,018,977
(Class C Stock)*	18,575	12,961,078
Facebook, Inc. (Class A Stock)*	202,280	21,627,778
LinkedIn Corp. (Class A Stock)*	15,864	1,859,102
Tencent Holdings Ltd. (China)	496,414	9,083,147

		64,031,005

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	15

Portfolio of Investments (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services 6.2%
MasterCard, Inc. (Class A Stock)	105,751	$9,191,877
Visa, Inc. (Class A Stock)	172,696	12,501,463

		21,693,340

Life Sciences Tools & Services 1.3%
Illumina, Inc.*	30,473	4,578,264

Media 2.3%
Walt Disney Co. (The)	83,960	8,019,859

Pharmaceuticals 7.2%
Allergan PLC*	22,333	6,479,027
Bristol-Myers Squibb Co.	142,108	8,800,749
Novo Nordisk A/S (Denmark), ADR	77,298	3,973,117
Shire PLC (Ireland), ADR(a)	37,975	5,928,277

		25,181,170

Software 12.7%
Adobe Systems, Inc.*	108,026	9,198,414
Microsoft Corp.	172,963	8,800,357
Red Hat, Inc.*	98,357	6,427,630
salesforce.com, inc.*	172,585	11,692,634
Splunk, Inc.*	85,193	3,714,415
Workday, Inc. (Class A Stock)*(a)	72,694	4,394,352

		44,227,802

Specialty Retail 3.5%
Inditex SA (Spain), ADR	550,940	8,550,589
O’Reilly Automotive, Inc.*	13,913	3,621,832

		12,172,421

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	160,934	15,560,708

Textiles, Apparel & Luxury Goods 5.4%
NIKE, Inc. (Class B Stock)	214,860	13,233,227
Under Armour, Inc. (Class A Stock)*(a)	68,379	5,722,639

		18,955,866

TOTAL LONG-TERM INVESTMENTS (cost $226,167,381)		330,260,252

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)

SHORT-TERM INVESTMENT 9.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $33,688,452; includes $18,532,564 of cash collateral for securities on loan)(Note 3)(b)(c)	33,688,452	$33,688,452

TOTAL INVESTMENTS 104.2% (cost $259,855,833)(Note 5)		363,948,704
Liabilities in excess of other assets (4.2)%		(14,710,892)

NET ASSETS 100.0%		$349,237,812

The following abbreviations are used in the annual report:

ADR—American Depositary Receipt

OTC—Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,204,634; cash collateral of $18,532,564 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$4,469,858	$—	$—
Beverages	3,907,693	—	—
Biotechnology	28,213,148	—	—
Capital Markets	2,920,874	—	—
Chemicals	3,500,521	—	—
Food & Staples Retailing	19,262,416	—	—

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	17

Portfolio of Investments (continued)

as of February 29, 2016

	Level 1	Level 2	Level 3
Hotels, Restaurants & Leisure	$19,846,949	$—	$—
Internet & Catalog Retail	33,718,358	—	—
Internet Software & Services	54,947,858	9,083,147	—
IT Services	21,693,340	—	—
Life Sciences Tools & Services	4,578,264	—	—
Media	8,019,859	—	—
Pharmaceuticals	25,181,170	—	—
Software	44,227,802	—	—
Specialty Retail	12,172,421	—	—
Technology Hardware, Storage & Peripherals	15,560,708	—	—
Textiles, Apparel & Luxury Goods	18,955,866	—	—
Affiliated Money Market Mutual Fund	33,688,452	—	—

Total	$354,865,557	$9,083,147	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2016 were as follows (Unaudited):

Internet Software & Services	18.3%
Software	12.7
Internet & Catalog Retail	9.7
Affiliated Money Market Mutual Fund (including 5.3% of collateral for securities on loan)	9.6
Biotechnology	8.1
Pharmaceuticals	7.2
IT Services	6.2
Hotels, Restaurants & Leisure	5.7
Food & Staples Retailing	5.5
Textiles, Apparel & Luxury Goods	5.4
Technology Hardware, Storage & Peripherals	4.5
Specialty Retail	3.5%
Media	2.3
Life Sciences Tools & Services	1.3
Automobiles	1.3
Beverages	1.1
Chemicals	1.0
Capital Markets	0.8

104.2
Liabilities in excess of other assets	(4.2)

100.0%

See Notes to Financial Statements.

18

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets & Liabilities, Statement of Operations and Statement of Changes in Net Assets

ANNUAL REPORT	February 29, 2016

Prudential Jennison Select Growth Fund

Statement of Assets & Liabilities

as of February 29, 2016

Assets
Investments at value, including securities on loan of $18,204,634:
Unaffiliated investments (cost $226,167,381)	$330,260,252
Affiliated investments (cost $33,688,452)	33,688,452
Cash	154
Receivable for Fund shares sold	4,531,455
Dividends receivable	163,711
Tax reclaim receivable	37,750
Prepaid expenses	1,797

Total Assets	368,683,571

Liabilities
Payable to broker for collateral for securities on loan	18,532,564
Payable for Fund shares reacquired	440,666
Management fee payable	185,620
Accrued expenses	153,620
Distribution fee payable	82,266
Affiliated transfer agent fee payable	50,003
Deferred trustees’ fees	1,020

Total Liabilities	19,445,759

Net Assets	$349,237,812

Net assets were comprised of:
Shares of beneficial interest, at par	$30,327
Paid-in capital in excess of par	241,660,407

241,690,734
Accumulated net investment loss	(354,750)
Accumulated net realized gain on investment and foreign currency transactions	3,808,957
Net unrealized appreciation on investments and foreign currencies	104,092,871

Net assets, February 29, 2016	$349,237,812

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($182,001,145/15,608,489 shares of beneficial interest issued and outstanding) Maximum sales charge (5.50% of offering price)	$11.66 0.68

Maximum offering price to public	$12.34

Class B
Net asset value, offering price and redemption price per share ($9,751,515/964,162 shares of beneficial interest issued and outstanding)	$10.11

Class C
Net asset value, offering price and redemption price per share ($51,528,556/5,098,879 shares of beneficial interest issued and outstanding)	$10.11

Class Q
Net asset value, offering price and redemption price per share ($219,503/17,957 shares of beneficial interest issued and outstanding)	$12.22

Class Z
Net asset value, offering price and redemption price per share ($105,737,093/8,637,380 shares of beneficial interest issued and outstanding)	$12.24

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	21

Statement of Operations

Year Ended February 29, 2016

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $41,135)	$1,957,232
Affiliated income from securities loaned, net	251,151
Affiliated dividend income	22,363

Total income	2,230,746

Expenses
Management fee	3,276,531
Distribution fee—Class A	598,909
Distribution fee—Class B	105,377
Distribution fee—Class C	514,596
Transfer agent’s fees and expenses (including affiliated expense of $206,400)	660,000
Custodian’s fees and expenses	75,000
Registration fees	75,000
Shareholders’ reports	62,000
Audit fee	23,000
Legal fees and expenses	22,000
Trustees’ fees	18,000
Insurance expenses	4,000
Loan interest expense	1,402
Miscellaneous	15,878

Total expenses	5,451,693
Less: Expense waiver and/or expense reimbursement	(627,172)
Distribution fee waiver—Class A	(99,822)

Net expenses	4,724,699

Net investment loss	(2,493,953)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	28,508,066
Foreign currency transactions	(2,392)

28,505,674

Net change in unrealized appreciation (depreciation) on:
Investments	(53,178,150)
Foreign currencies	(60)

(53,178,210)

Net loss on investment and foreign currency transactions	(24,672,536)

Net Decrease In Net Assets Resulting From Operations	$(27,166,489)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

	Year Ended February 29/28,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(2,493,953)	$(1,826,022)
Net realized gain on investment and foreign currency transactions	28,505,674	31,539,279
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(53,178,210)	(2,238,723)

Net increase (decrease) in net assets resulting from operations	(27,166,489)	27,474,534

Distributions from net realized gains (Note 1)
Class A	(23,932,259)	(13,418,391)
Class B	(1,455,814)	(838,382)
Class C	(6,974,340)	(3,494,073)
Class Q	(29,015)	(15,610)
Class Z	(11,439,387)	(6,855,033)

	(43,830,815)	(24,621,489)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	91,333,959	65,865,151
Net asset value of shares issued in reinvestment of dividends and distributions	40,908,209	22,894,150
Cost of shares reacquired	(99,375,649)	(108,097,958)

Net increase (decrease) in net assets from Fund share transactions	32,866,519	(19,338,657)

Total decrease	(38,130,785)	(16,485,612)

Net Assets:
Beginning of year	387,368,597	403,854,209

End of year	$349,237,812	$387,368,597

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund), Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund (formerly Prudential Global Tactical Allocation Fund) and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund are not presented herein.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

24

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Select Growth Fund	25

Notes to Financial Statements (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, the holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

26

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Prudential Jennison Select Growth Fund	27

Notes to Financial Statements (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

28

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the year ended February 29, 2016.

PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .99% of the Fund’s average daily net assets until June 30, 2017. This waiver may not be terminated prior to June 30, 2017. The decision on whether to renew, modify or terminate the waiver is subject to review by the manager and the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. Formerly through April 11, 2014 the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”) which, together with PIMS, served as co-distributor of Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the year ended February 29, 2016. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer offered for sale.

PIMS has advised the Fund that it has received $256,294 in front-end sales charges resulting from sales of Class A shares, during the year ended February 29, 2016. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 29, 2016, it received $3, $6,081 and $2,754 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees

Prudential Jennison Select Growth Fund	29

Notes to Financial Statements (continued)

and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the year ended February 29, 2016, PGIM, Inc. has been compensated approximately $69,900 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. Prior to January 4, 2016, PGIM was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Note 4. Portfolio Securities

Cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the year ended February 29, 2016, were $160,334,288 and $181,997,304, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present accumulated net investment loss, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated net investment loss, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended February 29, 2016, the adjustments were to decrease accumulated net investment loss by $2,193,003,

30

decrease accumulated net realized gain on investment and foreign currency transactions by $16,442 and decrease paid-in capital in excess of par by $2,176,561 due to net investment loss, differences in the treatment for book and tax purposes of certain transactions involving foreign securities and currencies and other book to tax differences. Net investment loss, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by these changes.

For the years ended February 29, 2016 and February 28, 2015, the tax character of dividends paid by the Fund were $43,830,815 and $24,621,489 of long-term capital gains, respectively.

As of February 29, 2016, the accumulated undistributed earnings on a tax basis was $6,605,928 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2016 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$262,652,804	$115,657,037	$(14,361,137)	$101,295,900

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Fund elected to treat certain late-year ordinary income losses of approximately $354,000 as having been incurred in the following fiscal year (February 28, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares

Prudential Jennison Select Growth Fund	31

Notes to Financial Statements (continued)

are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. As of April 11, 2014 the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of February 29, 2016, Prudential owned 1,172 Class Q shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended February 29, 2016:
Shares sold	2,320,749	$30,614,565
Shares issued in reinvestment of dividends and distributions	1,724,565	22,888,006
Shares reacquired	(2,865,346)	(37,889,821)

Net increase (decrease) in shares outstanding before conversion	1,179,968	15,612,750
Shares issued upon conversion from other share class(es)	270,136	3,668,539
Shares reacquired upon conversion into other share class(es)	(122,585)	(1,633,227)

Net increase (decrease) in shares outstanding	1,327,519	$17,648,062

Year ended February 28, 2015:
Shares sold	1,777,312	$23,288,052
Shares issued in reinvestment of dividends and distributions	1,007,734	12,717,463
Shares reacquired	(3,084,831)	(40,739,124)

Net increase (decrease) in shares outstanding before conversion	(299,785)	(4,733,609)
Shares issued upon conversion from other share class(es)	119,430	1,576,460
Shares reacquired upon conversion into other share class(es)	(1,769,821)	(23,100,591)

Net increase (decrease) in shares outstanding	(1,950,176)	$(26,257,740)

32

Class B	Shares	Amount
Year ended February 29, 2016:
Shares sold	190,642	$2,208,522
Shares issued in reinvestment of dividends and distributions	93,085	1,080,500
Shares reacquired	(103,525)	(1,201,455)

Net increase (decrease) in shares outstanding before conversion	180,202	2,087,567
Shares reacquired upon conversion into other share class(es)	(114,278)	(1,346,801)

Net increase (decrease) in shares outstanding	65,924	$740,766

Year ended February 28, 2015:
Shares sold	84,795	$1,008,843
Shares issued in reinvestment of dividends and distributions	58,590	660,972
Shares reacquired	(157,457)	(1,834,027)

Net increase (decrease) in shares outstanding before conversion	(14,072)	(164,212)
Shares reacquired upon conversion into other share class(es)	(109,011)	(1,287,741)

Net increase (decrease) in shares outstanding	(123,083)	$(1,451,953)

Class C
Year ended February 29, 2016:
Shares sold	1,231,905	$14,289,243
Shares issued in reinvestment of dividends and distributions	528,816	6,132,509
Shares reacquired	(552,058)	(6,339,864)

Net increase (decrease) in shares outstanding before conversion	1,208,663	14,081,888
Shares reacquired upon conversion into other share class(es)	(211,838)	(2,530,859)

Net increase (decrease) in shares outstanding	996,825	$11,551,029

Year ended February 28, 2015:
Shares sold	391,205	$4,626,210
Shares issued in reinvestment of dividends and distributions	278,994	3,148,550
Shares reacquired	(535,729)	(6,322,805)

Net increase (decrease) in shares outstanding before conversion	134,470	1,451,955
Shares reacquired upon conversion into other share class(es)	(34,997)	(408,907)

Net increase (decrease) in shares outstanding	99,473	$1,043,048

Class Q
Year ended February 29, 2016:
Shares sold	495	$6,906
Shares issued in reinvestment of dividends and distributions	2,089	29,015
Shares reacquired	(2,481)	(34,219)

Net increase (decrease) in shares outstanding	103	$1,702

Year ended February 28, 2015:
Shares sold	31,447	$424,811
Shares issued in reinvestment of dividends and distributions	1,191	15,610
Shares reacquired	(62,608)	(847,880)

Net increase (decrease) in shares outstanding	(29,970)	$(407,459)

Class X
Period ended April 11, 2014*:
Shares reacquired	(37)	$(445)

Net increase (decrease) in shares outstanding before conversion	(37)	(445)
Shares reacquired upon conversion into other share class(es)	(13,140)	(159,147)

Net increase (decrease) in shares outstanding	(13,177)	$(159,592)

Prudential Jennison Select Growth Fund	33

Notes to Financial Statements (continued)

Class Z	Shares	Amount
Year ended February 29, 2016:
Shares sold	3,285,371	$44,214,723
Shares issued in reinvestment of dividends and distributions	775,416	10,778,179
Shares reacquired	(3,825,848)	(53,910,290)

Net increase (decrease) in shares outstanding before conversion	234,939	1,082,612
Shares issued upon conversion from other share class(es)	169,356	2,355,088
Shares reacquired upon conversion into other share class(es)	(36,420)	(512,740)

Net increase (decrease) in shares outstanding	367,875	$2,924,960

Year ended February 28, 2015:
Shares sold	2,660,074	$36,517,235
Shares issued in reinvestment of dividends and distributions	482,578	6,351,555
Shares reacquired	(4,331,162)	(58,353,677)

Net increase (decrease) in shares outstanding before conversion	(1,188,510)	(15,484,887)
Shares issued upon conversion from other share class(es)	1,732,550	23,509,497
Shares reacquired upon conversion into other share class(es)	(9,440)	(129,571)

Net increase (decrease) in shares outstanding	534,600	$7,895,039

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended February 29, 2016. The average daily balance for the 24 days that the Fund had loans outstanding during the period was $1,470,000, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $9,164,000. At February 29, 2016, the Fund did not have an outstanding loan balance.

34

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Select Growth Fund	35

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.16	$14.00	$10.07	$9.65	$8.77
Income (loss) from investment operations:
Net investment loss	(.08)	(.06)	(.03)	(.01)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.76)	1.09	4.04	.43	.95
Total from investment operations	(.84)	1.03	4.01	.42	.88
Less Distributions:
Distributions from net realized gains	(1.66)	(.87)	(.08)	-	-
Net asset value, end of year	$11.66	$14.16	$14.00	$10.07	$9.65
Total Return(b):	(7.04)%	8.22%	39.86%	4.35%	10.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$182,001	$202,211	$227,259	$165,459	$140,310
Average net assets (000)	$199,640	$202,329	$187,950	$153,197	$123,580
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%	1.24%	1.24%	1.24%	1.56%
Expenses before waivers and/or expense reimbursement	1.46%	1.47%	1.49%	1.53%	1.62%
Net investment loss	(.63)%	(.45)%	(.25)%	(.09)%	(.81)%
Portfolio turnover rate	45%	40%	49%	61%	59%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

36

Class B Shares
	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$12.58	$12.64	$9.16	$8.85	$8.10
Income (loss) from investment operations:
Net investment loss	(.16)	(.14)	(.11)	(.08)	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.65)	.95	3.67	.39	.88
Total from investment operations	(.81)	.81	3.56	.31	.75
Less Distributions:
Distributions from net realized gains	(1.66)	(.87)	(.08)	-	-
Net asset value, end of year	$10.11	$12.58	$12.64	$9.16	$8.85
Total Return(b):	(7.74)%	7.33%	38.91%	3.50%	9.26%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,752	$11,303	$12,905	$8,832	$8,745
Average net assets (000)	$10,537	$11,301	$10,095	$8,591	$7,884
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	2.31%
Expenses before waivers and/or expense reimbursement	2.16%	2.17%	2.19%	2.28%	2.37%
Net investment loss	(1.38)%	(1.20)%	(1.00)%	(.86)%	(1.56)%
Portfolio turnover rate	45%	40%	49%	61%	59%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	37

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$12.58	$12.63	$9.16	$8.84	$8.10
Income (loss) from investment operations:
Net investment loss	(.16)	(.14)	(.11)	(.08)	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.65)	.96	3.66	.40	.87
Total from investment operations	(.81)	.82	3.55	.32	.74
Less Distributions:
Distributions from net realized gains	(1.66)	(.87)	(.08)	-	-
Net asset value, end of year	$10.11	$12.58	$12.63	$9.16	$8.84
Total Return(b):	(7.74)%	7.42%	38.80%	3.62%	9.14%

Ratios/Supplemental Data:
Net assets, end of year (000)	$51,529	$51,585	$50,547	$37,911	$36,354
Average net assets (000)	$51,456	$48,358	$42,644	$36,957	$32,731
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	2.31%
Expenses before waivers and/or expense reimbursement	2.16%	2.17%	2.19%	2.28%	2.37%
Net investment loss	(1.37)%	(1.19)%	(.99)%	(.86)%	(1.56)%
Portfolio turnover rate	45%	40%	49%	61%	59%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

38

Class Q Shares
	Year Ended February 28/29,				May 3, 2012(a) through February 28,
	2016	2015	2014		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.73	$14.51	$10.41		$10.29
Income (loss) from investment operations:
Net investment income (loss)	(.05)	(.03)	-	(g)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.80)	1.12	4.18		.09
Total from investment operations	(.85)	1.09	4.18		.12
Less Distributions:
Distributions from net realized gains	(1.66)	(.87)	(.08)		-
Net asset value, end of period	$12.22	$14.73	$14.51		$10.41
Total Return(c):	(6.83)%	8.36%	40.19%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$220	$263	$694		$257
Average net assets (000)	$252	$286	$458		$159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.98%	.99%	.99%		.99%	(e)
Expenses before waivers and/or expense reimbursement	.98%	.99%	.99%		1.02%	(e)
Net investment income (loss)	(.37)%	(.20)%	(.03)%		.36%	(e)
Portfolio turnover rate	45%	40%	49%		61%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	39

Financial Highlights (continued)

Class X Shares
	Period Ended April 11,		Year Ended February 28/29,
	2014(g)		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.63		$9.16	$8.85	$8.10	$6.81	$4.63
Income (loss) from investment operations:
Net investment loss	(.02)		(.09)	(.08)	(.13)	(.11)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.54)		3.64	.39	.88	1.39	2.25
Total from investment operations	(1.56)		3.55	.31	.75	1.28	2.18
Less Distributions:
Distributions from net realized gains	-		(.08)	-	-	-	-
Capital Contributions(d):	-		-	-	-	.01	-
Net asset value, end of period	$11.07		$12.63	$9.16	$8.85	$8.10	$6.81
Total Return(b):	(12.35)%		38.80%	3.50%	9.26%	18.94%	47.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$166	$1,052	$2,344	$3,688	$5,802
Average net assets (000)	$81		$620	$1,609	$2,831	$4,302	$7,081
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.03%	(e)	1.99%	1.99%	2.31%	2.39%	2.50%
Expenses before waivers and/or expense reimbursement	2.34%	(e)	2.20%	2.28%	2.37%	2.46%	2.57%
Net investment loss	(1.38)%	(e)	(.88)%	(.91)%	(1.57)%	(1.58)%	(1.12)%
Portfolio turnover rate	40%	(f)	49%	61%	59%	75%	85%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(e)	Annualized.
(f)	Calculated as of February 28, 2015.
(g)	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

See Notes to Financial Statements.

40

Class Z Shares
	Year Ended February 28/29,
	2016	2015	2014		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.75	$14.52	$10.41		$9.95	$9.02
Income (loss) from investment operations:
Net investment income (loss)	(.05)	(.03)	-	(d)	.02	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.80)	1.13	4.19		.44	.97
Total from investment operations	(.85)	1.10	4.19		.46	.93
Less Distributions:
Distributions from net realized gains	(1.66)	(.87)	(.08)		-	-
Net asset value, end of year	$12.24	$14.75	$14.52		$10.41	$9.95
Total Return(b):	(6.82)%	8.42%	40.29%		4.62%	10.31%

Ratios/Supplemental Data:
Net assets, end of year (000)	$105,737	$122,006	$112,282		$85,023	$38,843
Average net assets (000)	$102,181	$114,441	$89,247		$61,869	$11,859
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.99%	.99%	.99%		.99%	1.23%
Expenses before waivers and/or expense reimbursement	1.16%	1.17%	1.19%		1.28%	1.29%
Net investment income (loss)	(.38)%	(.19)%	-	(e)	.19%	(.46)%
Portfolio turnover rate	45%	40%	49%		61%	59%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	41

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying statement of assets and liabilities of Prudential Jennison Select Growth Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 3, including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 15, 2016

42

Federal Income Tax Information (unaudited)

We are advising you that during the year ended February 29, 2016, the Fund reports the maximum amount allowed per share but not less than $1.66 for Class A, B, C, Q and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

In January 2017, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2016.

Prudential Jennison Select Growth Fund	43

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Jennison Select Growth Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Jennison Select Growth Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Jennison Select Growth Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SELECT GROWTH FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K868

MF500E    0290765-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential QMA Strategic Value Fund

ANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

Highlights

PRUDENTIAL QMA STRATEGIC VALUE FUND

•

The Fund’s overweight and strong security selection in utilities and telecommunication services, which were the top two sector performers in the Russell 1000 Value Index, contributed strongly to performance.

•	The Fund had adverse security selection in the financials, information technology, and industrials sectors.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential QMA Strategic Value Fund informative and useful. The report covers performance for the 12-month period that ended February 29, 2016.

During the period, the US economy continued to grow modestly, but growth outside the US has been sluggish and slowing for the past several years. Plummeting energy prices, slowing economic growth in China, and declining global earnings growth weighed heavily on the world markets. Even so, a strong US labor market and low oil prices have encouraged consumers to spend more.

The US bull market is in its seventh year, the third-longest bull market since World War II. But stocks have been extremely volatile since the beginning of 2016. Bond markets remained mixed, with US Treasuries performing well as investors have sought safe havens in the wake of recent poor stock performance. High yield, or below-investment-grade, bonds have struggled due to credit concerns in the energy sector, though higher-rated high yield bonds have done better.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Strategic Value Fund

April 15, 2016

Prudential QMA Strategic Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–11.15	41.42	49.72	—
Class B	–11.80	36.24	39.00	—
Class C	–11.82	36.25	38.88	—
Class R	N/A	N/A	N/A	–11.93 (6/19/15)
Class Z	–10.93	43.21	53.54	—
Russell 1000 Value Index	–9.41	52.52	64.86	—
S&P 500 Index	–6.19	61.92	86.57	—
Lipper Large-Cap Value Funds Average*	–11.13	42.06	54.85	—
Lipper Multi-Cap Value Funds Average*	–12.09	38.69	56.99	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–8.64	7.38	4.16	—
Class B	–8.17	7.64	3.98	—
Class C	–4.85	7.80	3.98	—
Class R	N/A	N/A	N/A	N/A (6/19/15)
Class Z	–3.08	8.89	5.02	—
Russell 1000 Value Index	–1.54	10.25	5.72	—
S&P 500 Index	1.78	11.56	7.00	—
Lipper Large-Cap Value Funds Average*	–3.68	8.61	4.94	—
Lipper Multi-Cap Value Funds Average*	–4.68	8.06	5.06	—

*The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Average Annual Total Returns (With Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–16.03	5.97	3.53	—
Class B	–15.53	6.22	3.35	—
Class C	–12.57	6.38	3.34	—
Class R	N/A	N/A	N/A	N/A (6/19/15)
Class Z	–10.93	7.45	4.38	—

Average Annual Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–11.15	7.18	4.12	—
Class B	–11.80	6.38	3.35	—
Class C	–11.82	6.38	3.34	—
Class R	N/A	N/A	N/A	N/A (6/19/15)
Class Z	–10.93	7.45	4.38	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential QMA Strategic Value Fund (Class A shares) with a similar investment in the Russell 1000 Value Index and the S&P 500 Index by portraying the initial account values at the beginning of the 10-year period

Prudential QMA Strategic Value Fund	5

Your Fund’s Performance (continued)

for Class A shares (February 28, 2006) and the account values at the end of the current fiscal year (February 29, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, R, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	0.75% (0.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

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Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have a low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total return for the Russell 1000 Value Index measured from the month-end closest to the inception date for Class R shares through 2/29/16 is –8.26%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 502 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the S&P 500 Index measured from the month-end closest to the inception date for Class R shares through 2/29/16 is –4.95%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Large-Cap Value Funds Average—The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The cumulative total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date for Class R shares through 2/29/16 is –10.06%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date for Class R shares through 2/29/16 is –11.13%. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Prudential QMA Strategic Value Fund	7

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 2/29/16 (%)
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	3.7
AT&T, Inc., Diversified Telecommunication Services	3.1
JPMorgan Chase & Co., Banks	2.9
Wells Fargo & Co., Banks	2.7
General Electric Co., Industrial Conglomerates	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/16 (%)
Banks	13.8
Oil, Gas & Consumable Fuels	10.5
Insurance	10.4
Electric Utilities	6.9
Pharmaceuticals	3.9

Industry weightings reflect only long-term investments and are subject to change.

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Strategy and Performance Overview

How did the Fund perform?

For the 12-month period ended February 29, 2016, the Prudential QMA Strategic Value Fund’s Class A shares returned –11.15%, trailing the –9.41% return of the Russell 1000 Value Index (the Index), while outperforming the –12.09% return of the Lipper Multi-Cap Value Funds Average and performing virtually in line with the –11.13% return of the Lipper Large-Cap Value Funds Average.

What were market conditions?

•	Weak energy prices, a strong US dollar, and decelerating economic growth in China were key influences on the global economic landscape in the period.

•

The US remained the strongest of the major global economies. The long-awaited move to raise the fed funds rate came in mid-December, with the Federal Reserve indicating that further rate increases would likely be gradual and contingent on continued economic growth.

•

A Chinese market correction in late summer and the ensuing devaluation of the yuan heightened skepticism about the reported strength of economic growth in the world’s second-largest economy and raised concerns that other struggling economies might set off a cycle of competitive devaluations to remain competitive in global export markets.

•	Economic activity in Europe remained anemic but showed signs of improving.

•	These factors, combined with uncertainty through much of the period about the timing and pace of monetary tightening in the US, contributed to continued volatility in global financial markets.

•

Sector performance in the Index was mostly negative as volatility roiled equity markets during the period. With the exception of telecommunications, non-cyclical stocks, otherwise known as defensive stocks, weathered the equity storm better than their cyclical counterparts. Telecommunication services led all sectors with a 6.94% gain, followed by utilities, which rose by 5.46%.

•

Other defensive sectors declined less. Consumer staples returned –1.35%. Health care stumbled, returning –2.82%. Cyclical stocks turned in lower performance. Industrials lost traction with a –4.08% return. Information technology returned –9.28%. Losses were steeper in more sensitive sectors. Consumer discretionary returned –12.26% and financials fell –11.47%. The steepest declines were in materials, which returned –17.86%, and in the battered energy sector with a –26.24% return.

What worked?

•

The Fund’s overweight and strong security selection in utilities and telecommunication services, which were the top two sector performers in the Russell 1000 Value Index, contributed strongly to performance.

Prudential QMA Strategic Value Fund	9

Strategy and Performance Overview (continued)

•	Among the standouts in the utilities sector were AGL Resources, Inc., Consolidated Edison, Inc., and American Electric Power Company, Inc.

•	In telecommunication services, holdings in Verizon Communications Inc. and AT&T Inc. drove most of the performance in this sector.

•

At the security selection level, the Fund benefited most from the timely purchase of gold mining company Newmont Mining Corporation, below-benchmark weights in poor performing Wal-Mart Stores, Inc. and energy infrastructure company Kinder Morgan Inc., and the takeover premium received on the shares in AGL Resources, Inc. and energy equipment and services provider Cameron International Corporation.

What didn’t work?

•	The Fund had adverse security selection in the financials, information technology, and industrials sectors.

•

Within the financials sector, weak selection among bank and capital market stocks weighed on performance. Also, an overweight in banks, an industry that underperformed the Russell 1000 Value Index, did not help with performance. The leading detractors among bank holdings were Bank of America Corporation and Citigroup, Inc., Lazard Ltd. and Goldman Sachs Group were the significant detractors among holdings in the capital markets industry.

•

In information technology, the overweight and poor security selection within technology hardware, an industry that trailed the Russell 1000 Value Index, hurt performance. Among the technology hardware holdings that detracted from performance were HP Inc., Apple Inc., and Western Digital Corporation.

•	In industrials, unfavorable stock selection in the aerospace and defense industry hurt performance. In particular, an overweight in Triumph Group, Inc. accounted for most of the unfavorable selection.

•

In addition, the Fund’s underweight in health care, a sector that outperformed the Russell 1000 Value Index, penalized performance. High valuations among stocks in this sector led to an underweight in it.

•

At the security level, the Fund was hurt most from above-benchmark weights in oil and natural gas exploration and production company Devon Energy Corporation, hospital operator Community Health Systems, Inc., Triumph Group, Inc., and Bank of America Corporation. The below-benchmark weight in the strong performing shares of Microsoft Corporation did not help results.

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Top Contributors (%)		Top Detractors (%)
Newmont Mining Corporation	0.29	Devon Energy Corporation	–0.38
Wal-Mart Stores, Inc.	0.29	Community Health Systems, Inc.	–0.31
Kinder Morgan Inc.	0.29	Microsoft Corporation	–0.26
AGL Resources, Inc.	0.28	Triumph Group, Inc.	–0.23
Cameron International Corporation	0.26	Bank of America Corporation	–0.22

Current outlook

In the last three fiscal years (from 2/28/2013 through 2/29/2016), large-cap growth stocks (Russell 1000 Growth Index) had significantly outperformed large-cap value stocks (Russell 1000 Value Index). This has been a headwind for value investors, especially those with a tilt toward deeper (lower) valuation stocks like your manager of this Fund. From this headwind, the valuation difference (spread) between low-valued stocks and high-valued stocks widened, which likely presents an improved environment for better future and long-run returns for practitioners of value investing relative to growth investors.

Since value investing is a contrarian strategy that can be out of favor for extended periods, like the present, QMA believes that a successful investment strategy requires patience, discipline, and an unwavering focus on value. QMA continues to believe that low-valued stocks provide the most attractive returns in the long run.

Prudential QMA Strategic Value Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Strategic Value Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$951.70	1.18%	$5.73
	Hypothetical	$1,000.00	$1,019.00	1.18%	$5.92
Class B	Actual	$1,000.00	$948.10	1.93%	$9.35
	Hypothetical	$1,000.00	$1,015.27	1.93%	$9.67
Class C	Actual	$1,000.00	$948.00	1.93%	$9.35
	Hypothetical	$1,000.00	$1,015.27	1.93%	$9.67
Class R	Actual	$1,000.00	$950.50	1.32%	$6.40
	Hypothetical	$1,000.00	$1,018.30	1.32%	$6.62
Class Z	Actual	$1,000.00	$952.50	0.86%	$4.17
	Hypothetical	$1,000.00	$1,020.59	0.86%	$4.32

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ended February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential QMA Strategic Value Fund	13

Fees and Expenses (continued)

The Fund’s expense ratios for the 12-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.35	1.18
B	2.05	1.93
C	2.05	1.93
R	1.74	1.32
Z	1.01	0.86

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

14	Visit our website at prudentialfunds.com

Portfolio of Investments

as of February 29, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 99.2%

Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc.	9,800	$1,284,388
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	54,300	2,497,800

		3,782,188

Air Freight & Logistics 0.4%
FedEx Corp.	10,200	1,396,176

Airlines 3.4%
Alaska Air Group, Inc.	18,500	1,367,150
Delta Air Lines, Inc.	54,400	2,624,256
JetBlue Airways Corp.*	77,100	1,696,200
Southwest Airlines Co.	63,700	2,672,215
United Continental Holdings, Inc.*	46,200	2,645,412

		11,005,233

Auto Components 0.8%
Goodyear Tire & Rubber Co. (The)	3,600	108,432
Lear Corp.	24,400	2,472,940

		2,581,372

Automobiles 1.5%
Ford Motor Co.	145,000	1,813,950
General Motors Co.	104,700	3,082,368

		4,896,318

Banks 13.8%
Bank of America Corp.	539,705	6,757,107
BB&T Corp.	50,500	1,624,080
Citigroup, Inc.	157,293	6,110,833
Citizens Financial Group, Inc.	2,600	49,998
Comerica, Inc.	1,300	43,914
Fifth Third Bancorp	84,220	1,285,197
Huntington Bancshares, Inc.	33,900	296,625
JPMorgan Chase & Co.	167,300	9,418,990
KeyCorp	96,900	1,022,295
PNC Financial Services Group, Inc. (The)	43,300	3,520,723
Regions Financial Corp.	184,700	1,388,944
SunTrust Banks, Inc.	86,300	2,863,434
U.S. Bancorp	32,900	1,267,308
Wells Fargo & Co.	187,199	8,783,377

	44,432,825

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	15

Portfolio of Investments (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology 0.5%
Gilead Sciences, Inc.	18,070	$1,576,607

Capital Markets 2.9%
Affiliated Managers Group, Inc.*	4,300	596,367
Ameriprise Financial, Inc.	700	58,765
Bank of New York Mellon Corp. (The)	12,100	428,219
Franklin Resources, Inc.	35,300	1,265,505
Goldman Sachs Group, Inc. (The)	25,800	3,857,874
Morgan Stanley	119,760	2,958,072

	9,164,802

Chemicals 3.1%
Cabot Corp.	35,560	1,583,487
Celanese Corp. Series A	27,500	1,659,350
CF Industries Holdings, Inc.	12,400	452,104
Dow Chemical Co. (The)	63,400	3,081,874
Eastman Chemical Co.	29,300	1,879,595
Westlake Chemical Corp.	28,800	1,241,856

		9,898,266

Communications Equipment 1.5%
Brocade Communications Systems, Inc.	191,200	1,898,616
Cisco Systems, Inc.	107,300	2,809,114

		4,707,730

Consumer Finance 2.6%
Ally Financial, Inc.*	86,500	1,520,670
American Express Co.	5,100	283,458
Capital One Financial Corp.	56,100	3,687,453
Discover Financial Services	61,100	2,836,262

		8,327,843

Containers & Packaging 0.5%
International Paper Co.	40,235	1,436,389

Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	40,800	5,474,136
Voya Financial, Inc.	41,390	1,215,210

		6,689,346

Diversified Telecommunication Services 3.9%
AT&T, Inc.	263,639	9,741,461
CenturyLink, Inc.	86,300	2,639,917

		12,381,378

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 6.9%
American Electric Power Co., Inc.	63,500	$3,921,125
Duke Energy Corp.	14,300	1,062,204
Edison International	43,900	2,992,224
Entergy Corp.	43,800	3,162,798
Exelon Corp.	129,900	4,090,551
FirstEnergy Corp.	99,700	3,336,959
PPL Corp.	107,500	3,761,425

		22,327,286

Electronic Equipment, Instruments & Components 1.7%
Avnet, Inc.	47,100	1,938,165
Corning, Inc.	73,000	1,335,900
Jabil Circuit, Inc.	110,700	2,308,095

		5,582,160

Energy Equipment & Services 1.7%
Ensco PLC (Class A Stock)	86,000	745,620
FMC Technologies, Inc.*	23,900	586,267
National Oilwell Varco, Inc.	35,400	1,036,158
Noble Corp. PLC	43,900	365,687
Rowan Cos. PLC (Class A Stock)	26,800	356,976
Schlumberger Ltd.	34,000	2,438,480

		5,529,188

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	82,100	5,446,514

Food Products 0.5%
Archer-Daniels-Midland Co.	7,200	251,712
Bunge Ltd.	5,700	283,404
Tyson Foods, Inc. (Class A Stock)	18,200	1,178,450

		1,713,566

Health Care Equipment & Supplies 0.3%
Medtronic PLC	12,300	951,897

Health Care Providers & Services 1.0%
Anthem, Inc.	6,800	888,692
HCA Holdings, Inc.*	25,000	1,730,250
McKesson Corp.	4,500	700,290

		3,319,232

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	17

Portfolio of Investments (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Products 1.4%
Procter & Gamble Co. (The)	55,900	$4,488,211

Independent Power & Renewable Electricity Producers 0.7%
AES Corp. (The)	214,100	2,098,180

Industrial Conglomerates 2.2%
General Electric Co.	246,700	7,188,838

Insurance 10.4%
Aflac, Inc.	45,000	2,678,400
Alleghany Corp.*	4,400	2,041,512
Allied World Assurance Co. Holdings AG	64,200	2,079,438
Allstate Corp. (The)	18,600	1,180,356
American Financial Group, Inc.	28,100	1,884,948
American International Group, Inc.	57,340	2,878,468
Aspen Insurance Holdings Ltd. (Bermuda)	28,900	1,291,541
Axis Capital Holdings Ltd.	29,100	1,562,961
Endurance Specialty Holdings Ltd.	25,900	1,612,793
Everest Re Group Ltd.	5,700	1,060,941
Hanover Insurance Group, Inc. (The)	38,900	3,226,755
Hartford Financial Services Group, Inc. (The)	53,100	2,236,572
Lincoln National Corp.	45,500	1,662,115
Loews Corp.	22,900	832,415
MetLife, Inc.	27,200	1,076,032
Principal Financial Group, Inc.	20,600	778,886
Reinsurance Group of America, Inc.	9,500	855,950
Travelers Cos., Inc. (The)	33,100	3,558,912
Validus Holdings Ltd.	2,000	89,820
XL Group PLC (Ireland)	27,100	931,698

		33,520,513

IT Services 0.4%
Xerox Corp.	124,600	1,197,406

Machinery 0.8%
Allison Transmission Holdings, Inc.	42,400	1,004,032
Joy Global, Inc.	24,300	313,956
Kennametal, Inc.	13,700	275,781
PACCAR, Inc.	19,800	1,019,700
Trinity Industries, Inc.	5,600	88,704

		2,702,173

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 0.1%
TEGNA, Inc.	18,400	$453,376

Metals & Mining 2.1%
Alcoa, Inc.	68,900	615,277
Newmont Mining Corp.	137,500	3,551,625
Reliance Steel & Aluminum Co.	32,700	1,991,103
Steel Dynamics, Inc.	30,400	552,976

		6,710,981

Multi-Utilities 2.2%
CenterPoint Energy, Inc.	25,000	465,750
Consolidated Edison, Inc.	47,500	3,325,475
Public Service Enterprise Group, Inc.	73,100	3,118,446

		6,909,671

Multiline Retail 1.4%
Kohl’s Corp.	23,100	1,078,077
Target Corp.	41,700	3,271,365

		4,349,442

Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	52,800	2,021,184
California Resources Corp.	296	166
Chevron Corp.	74,500	6,216,280
ConocoPhillips	29,396	994,467
Continental Resources, Inc.*	1,800	41,724
Devon Energy Corp.	53,900	1,060,752
Exxon Mobil Corp.	148,200	11,878,230
Hess Corp.	15,300	667,080
HollyFrontier Corp.	27,700	936,814
Kinder Morgan, Inc.	102,500	1,854,225
Marathon Petroleum Corp.	51,100	1,750,175
Murphy Oil Corp.	30,000	515,400
Occidental Petroleum Corp.	3,155	217,127
ONEOK, Inc.	33,300	799,200
Phillips 66	19,900	1,579,861
Southwestern Energy Co.*	92,800	536,384
Tesoro Corp.	8,100	653,508
Valero Energy Corp.	32,300	1,940,584

		33,663,161

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	19

Portfolio of Investments (continued)

as of February 29, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 3.9%
Johnson & Johnson	54,200	$5,702,382
Merck & Co., Inc.	35,800	1,797,518
Pfizer, Inc.	126,356	3,748,983
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,900	1,273,240

		12,522,123

Real Estate Investment Trusts (REITs) 2.3%
American Capital Agency Corp.	17,000	307,190
Annaly Capital Management, Inc.	144,000	1,458,720
CBL & Associates Properties, Inc.	63,700	734,461
Forest City Realty Trust, Inc. (Class A Stock)*	21,400	399,110
Hospitality Properties Trust	78,200	1,898,696
MFA Financial, Inc.	39,900	271,719
Senior Housing Properties Trust	111,800	1,745,198
Starwood Property Trust, Inc.	3,800	66,652
Two Harbors Investment Corp.	78,100	605,275

		7,487,021

Road & Rail 0.1%
AMERCO	700	239,967

Semiconductors & Semiconductor Equipment 3.4%
First Solar, Inc.*	37,000	2,659,190
Intel Corp.	242,300	7,169,657
Micron Technology, Inc.*	110,200	1,171,426

		11,000,273

Software 1.0%
Microsoft Corp.	64,075	3,260,136

Specialty Retail 1.9%
Best Buy Co., Inc.	67,300	2,179,847
CST Brands, Inc.	35,800	1,161,352
Murphy U.S.A., Inc.*	41,200	2,624,028

		5,965,227

Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise Co.	134,031	1,778,591
Hp, Inc.	141,131	1,508,691
Western Digital Corp.	36,900	1,606,257

		4,893,539

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.	27,600	$2,184,540

Trading Companies & Distributors 0.1%
United Rentals, Inc.*	2,000	103,140
WESCO International, Inc.*	7,100	312,755

		415,895

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	17,300	462,256

TOTAL COMMON STOCKS (cost $315,955,137)		318,859,245

EXCHANGE TRADED FUND 0.1% iShares Russell 1000 Value ETF (cost $474,790)	5,200	482,300

TOTAL LONG-TERM INVESTMENTS (cost $316,429,927)		319,341,545

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,530,728)(a)(Note 3)	1,530,728	1,530,728

TOTAL INVESTMENTS 99.8% (cost $317,960,655)(Note 5)		320,872,273
Other assets in excess of liabilities 0.2%		703,822

NET ASSETS 100.0%		$321,576,095

The following abbreviations are used in the annual report:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	21

Portfolio of Investments (continued)

as of February 29, 2016

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,782,188	$—	$—
Air Freight & Logistics	1,396,176	—	—
Airlines	11,005,233	—	—
Auto Components	2,581,372	—	—
Automobiles	4,896,318	—	—
Banks	44,432,825	—	—
Biotechnology	1,576,607	—	—
Capital Markets	9,164,802	—	—
Chemicals	9,898,266	—	—
Communications Equipment	4,707,730	—	—
Consumer Finance	8,327,843	—	—
Containers & Packaging	1,436,389	—	—
Diversified Financial Services	6,689,346	—	—
Diversified Telecommunication Services	12,381,378	—	—
Electric Utilities	22,327,286	—	—
Electronic Equipment, Instruments & Components	5,582,160	—	—
Energy Equipment & Services	5,529,188	—	—
Food & Staples Retailing	5,446,514	—	—
Food Products	1,713,566	—	—
Health Care Equipment & Supplies	951,897	—	—
Health Care Providers & Services	3,319,232	—	—
Household Products	4,488,211	—	—
Independent Power & Renewable Electricity Producers	2,098,180	—	—
Industrial Conglomerates	7,188,838	—	—
Insurance	33,520,513	—	—
IT Services	1,197,406	—	—
Machinery	2,702,173	—	—
Media	453,376	—	—
Metals & Mining	6,710,981	—	—
Multi-Utilities	6,909,671	—	—
Multiline Retail	4,349,442	—	—
Oil, Gas & Consumable Fuels	33,663,161	—	—
Pharmaceuticals	12,522,123	—	—
Real Estate Investment Trusts (REITs)	7,487,021	—	—
Road & Rail	239,967	—	—
Semiconductors & Semiconductor Equipment	11,000,273	—	—
Software	3,260,136	—	—
Specialty Retail	5,965,227	—	—
Technology Hardware, Storage & Peripherals	4,893,539	—	—
Textiles, Apparel & Luxury Goods	2,184,540	—	—
Trading Companies & Distributors	415,895	—	—
Wireless Telecommunication Services	462,256	—	—
Exchange Traded Fund	482,300	—	—
Affiliated Money Market Mutual Fund	1,530,728	—	—

Total	$320,872,273	$—	$—

See Notes to Financial Statements.

22

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2016 were as follows (Unaudited):

Banks	13.8%
Oil, Gas & Consumable Fuels	10.5
Insurance	10.4
Electric Utilities	6.9
Pharmaceuticals	3.9
Diversified Telecommunication Services	3.9
Airlines	3.4
Semiconductors & Semiconductor Equipment	3.4
Chemicals	3.1
Capital Markets	2.9
Consumer Finance	2.6
Real Estate Investment Trusts (REITs)	2.3
Industrial Conglomerates	2.2
Multi-Utilities	2.2
Metals & Mining	2.1
Diversified Financial Services	2.1
Specialty Retail	1.9
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	1.7
Food & Staples Retailing	1.7
Automobiles	1.5
Technology Hardware, Storage & Peripherals	1.5
Communications Equipment	1.5
Household Products	1.4
Multiline Retail	1.4
Aerospace & Defense	1.2%
Health Care Providers & Services	1.0
Software	1.0
Machinery	0.8
Auto Components	0.8
Textiles, Apparel & Luxury Goods	0.7
Independent Power & Renewable Electricity Producers	0.7
Food Products	0.5
Biotechnology	0.5
Affiliated Money Market Mutual Fund	0.5
Containers & Packaging	0.5
Air Freight & Logistics	0.4
IT Services	0.4
Health Care Equipment & Supplies	0.3
Exchange Traded Fund	0.1
Wireless Telecommunication Services	0.1
Media	0.1
Trading Companies & Distributors	0.1
Road & Rail	0.1

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	23

Statement of Assets & Liabilities

as of February 29, 2016

Assets
Investments at value:
Unaffiliated investments (cost $316,429,927)	$319,341,545
Affiliated investments (cost $1,530,728)	1,530,728
Cash	645
Dividends and interest receivable	1,053,513
Receivable for investments sold	666,147
Receivable for Fund shares sold	330,242
Tax reclaim receivable	22,901
Prepaid expenses	1,874

Total Assets	322,947,595

Liabilities
Payable for Fund shares reacquired	962,476
Management fee payable	158,558
Accrued expenses and other liabilities	106,288
Distribution fee payable	91,890
Affiliated transfer agent fee payable	48,462
Deferred trustees’ fees	2,857
Loan interest payable	969

Total Liabilities	1,371,500

Net Assets	$321,576,095

Net assets were comprised of:
Shares of beneficial interest, at par	$28,307
Paid-in capital in excess of par	329,289,337

329,317,644
Undistributed net investment income	918,667
Accumulated net realized loss on investment transactions	(11,571,834)
Net unrealized appreciation on investments	2,911,618

Net assets, February 29, 2016	$321,576,095

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($18,483,794 ÷ 1,654,644 shares of beneficial interest issued and outstanding)	$11.17
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.82

Class B
Net asset value, offering price and redemption price per share ($860,943 ÷ 82,070 shares of beneficial interest issued and outstanding)	$10.49

Class C
Net asset value, offering price and redemption price per share ($10,382,925 ÷ 990,427 shares of beneficial interest issued and outstanding)	$10.48

Class R
Net asset value, offering price and redemption price per share ($205,745,355 ÷ 18,027,576 shares of beneficial interest issued and outstanding)	$11.41

Class Z
Net asset value, offering price and redemption price per share ($86,103,078 ÷ 7,552,010 shares of beneficial interest issued and outstanding)	$11.40

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	25

Statement of Operations

Year Ended February 29, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $23,059)	$6,876,797
Affiliated dividend income	3,036

Total income	6,879,833

Expenses
Management fee	2,120,458
Distribution fee—Class A	65,345
Distribution fee—Class B	10,577
Distribution fee—Class C	125,747
Distribution fee—Class R	1,112,878
Transfer agent’s fees and expenses (including affiliated expense of $190,400)	283,000
Custodian and accounting fees	82,000
Registration fees	64,000
Shareholders’ reports	37,000
Audit fee	23,000
Legal fees and expenses	22,000
Trustees’ fees	16,000
Insurance expenses	3,000
Loan interest expense	2,625
Miscellaneous	16,119

Total expenses	3,983,749
Less: Management fee waiver	(420,071)
Distribution fee waiver—Class A	(10,891)
Distribution fee waiver—Class R	(371,067)

Net expenses	3,181,720

Net investment income	3,698,113

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	38,527,761
Net change in unrealized appreciation (depreciation) on investments	(86,242,139)

Net loss on investment transactions	(47,714,378)

Net Decrease In Net Assets Resulting From Operations	$(44,016,265)

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

	Year Ended February 29/28,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,698,113	$721,334
Net realized gain on investment transactions	38,527,761	7,351,700
Net change in unrealized appreciation (depreciation) on investments	(86,242,139)	457,720

Net increase (decrease) in net assets resulting from operations	(44,016,265)	8,530,754

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(284,538)	(171,958)
Class B	(6,792)	(675)
Class C	(79,956)	(6,977)
Class R	(1,424,394)	—
Class Z	(1,282,348)	(335,004)

	(3,078,028)	(514,614)

Distributions from net realized gains
Class A	(3,065,641)	(1,979,835)
Class B	(154,232)	(116,084)
Class C	(1,832,950)	(1,243,134)
Class R	(24,934,524)	—
Class Z	(12,801,492)	(2,892,027)

	(42,788,839)	(6,231,080)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	52,629,063	5,800,199
Net asset value of shares issued in reinvestment of dividends and distributions	45,258,507	6,564,634
Net asset value of shares issued in merger (Note 8)	311,212,782	—
Cost of shares reacquired	(73,243,722)	(8,963,959)

Net increase in net assets from Fund share transactions	335,856,630	3,400,874

Total increase	245,973,498	5,185,934

Net Assets:
Beginning of year	75,602,597	70,416,663

End of year(a)	$321,576,095	$75,602,597

(a) Includes undistributed net investment income of:	$918,667	$304,002

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	27

Notes to Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Global Absolute Return Bond Fund, Prudential QMA Global Tactical Allocation Fund, Prudential Real Assets Fund, Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund) and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential QMA Strategic Value Fund. The Fund’s primary investment objective is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of the financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

28

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential QMA Strategic Value Fund	29

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are

30

reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% of the Fund’s average daily net assets for the year ended February 29, 2016. The effective management fee rate, net of waivers and/or expense reimbursement was .64%.

PI contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions) of the Fund’s average daily net assets through June 18, 2015. Effective June 19, 2015, PI as manager of the Fund, has contractually agreed to waive and/or reimburse up to .17% of its management fees on the Fund through June 30, 2017 to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution and service (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and

Prudential QMA Strategic Value Fund	31

Notes to Financial Statements (continued)

Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B, C and R shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed until June 30, 2017, to limit such fees related to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $18,967 in front-end sales charges resulting from sales of Class A shares during the year ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 29, 2016, it received $1,183 and $558 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations

32

as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the year ended February 29, 2016, were $404,976,816 and $414,917,451, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par. For the year ended February 29, 2016, the adjustments were to decrease undistributed net investment income by $5,420, increase accumulated net realized loss on investment transactions by $9,368,728 and increase paid-in capital in excess of par by $9,374,148 due to differences in the treatment for book and tax purposes of certain transactions involving securities sold and tax attributes relating to the reorganization. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

For the year ended February 29, 2016, the tax character of dividends paid by the Fund were $3,673,435 of ordinary income and $42,193,432 of long-term capital gains. For the year ended February 28, 2015, the tax character of dividends paid by the Fund were $2,141,338 of ordinary income and $4,604,356 of long-term capital gains.

As of February 29, 2016, the accumulated undistributed earnings on a tax basis was $856,490 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences.

The United States federal income tax basis of investments and net unrealized depreciation as of February 29, 2016 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$321,894,452	$29,513,530	$(30,535,709)	$(1,022,179)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and other cost basis differences between financial and tax reporting.

Prudential QMA Strategic Value Fund	33

Notes to Financial Statements (continued)

The Fund elected to treat post-October capital losses of approximately $7,573,000 as having been incurred in the following fiscal year (February 28, 2017).

The Fund utilized approximately $5,030,000 of its acquired capital loss carryforward to offset net taxable capital gains realized in the fiscal year ended February 29, 2016.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

34

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended February 29, 2016:
Shares sold	109,810	$1,436,018
Shares issued in reinvestment of dividends and distributions	256,654	3,185,359
Shares reacquired	(321,113)	(4,160,235)

Net increase (decrease) in shares outstanding before conversion	45,351	461,142
Shares issued upon conversion from other share class(es)	7,923	108,603
Shares reacquired upon conversion into other share class(es)	(17,192)	(240,814)

Net increase (decrease) in shares outstanding	36,082	$328,931

Year ended February 28, 2015:
Shares sold	94,109	$1,423,907
Shares issued in reinvestment of dividends and distributions	141,351	2,052,969
Shares reacquired	(173,646)	(2,637,580)

Net increase (decrease) in shares outstanding before conversion	61,814	839,296
Shares issued upon conversion from other share class(es)	10,932	165,457
Shares reacquired upon conversion into other share class(es)	(9,314)	(147,134)

Net increase (decrease) in shares outstanding	63,432	$857,619

Class B
Year ended February 29, 2016:
Shares sold	3,349	$41,050
Shares issued in reinvestment of dividends and distributions	12,576	147,290
Shares reacquired	(17,004)	(216,756)

Net increase (decrease) in shares outstanding before conversion	(1,079)	(28,416)
Shares reacquired upon conversion into other share class(es)	(8,384)	(108,603)

Net increase (decrease) in shares outstanding	(9,463)	$(137,019)

Year ended February 28, 2015:
Shares sold	16,389	$233,759
Shares issued in reinvestment of dividends and distributions	7,654	105,637
Shares reacquired	(28,108)	(399,028)

Net increase (decrease) in shares outstanding before conversion	(4,065)	(59,632)
Shares reacquired upon conversion into other share class(es)	(11,323)	(163,018)

Net increase (decrease) in shares outstanding	(15,388)	$(222,650)

Class C
Year ended February 29, 2016:
Shares sold	103,138	$1,184,464
Shares issued in reinvestment of dividends and distributions	156,239	1,827,587
Shares reacquired	(277,180)	(3,344,309)

Net increase (decrease) in shares outstanding before conversion	(17,803)	(332,258)
Shares reacquired upon conversion into other share class(es)	(8,753)	(115,354)

Net increase (decrease) in shares outstanding	(26,556)	$(447,612)

Year ended February 28, 2015:
Shares sold	78,026	$1,117,929
Shares issued in reinvestment of dividends and distributions	86,203	1,188,333
Shares reacquired	(100,185)	(1,451,022)

Net increase (decrease) in shares outstanding before conversion	64,044	855,240
Shares reacquired upon conversion into other share class(es)	(1,948)	(28,562)

Net increase (decrease) in shares outstanding	62,096	$826,678

Prudential QMA Strategic Value Fund	35

Notes to Financial Statements (continued)

Class R	Shares	Amount
Period ended February 29, 2016*
Shares sold	2,918,537	$38,399,464
Shares issued in reinvestment of dividends and distributions	2,173,035	26,358,918
Shares issued in merger	15,377,640	226,205,087
Shares reacquired**	(2,441,636)	(31,833,080)

Net increase (decrease) in shares outstanding	18,027,576	$259,130,389

Class Z
Year ended February 29, 2016:
Shares sold	856,808	$11,568,067
Shares issued in reinvestment of dividends and distributions	1,118,209	13,739,353
Shares issued in merger	5,778,905	85,007,695
Shares reacquired	(2,614,908)	(33,689,342)

Net increase (decrease) in shares outstanding before conversion	5,139,014	76,625,773
Shares issued upon conversion from other share class(es)	24,990	356,168

Net increase (decrease) in shares outstanding	5,164,004	$76,981,941

Year ended February 28, 2015:
Shares sold	197,017	$3,024,604
Shares issued in reinvestment of dividends and distributions	217,976	3,217,695
Shares reacquired	(289,308)	(4,476,329)

Net increase (decrease) in shares outstanding before conversion	125,685	1,765,970
Shares issued upon conversion from other share class(es)	10,978	175,696
Shares reacquired upon conversion into other share class(es)	(166)	(2,439)

Net increase (decrease) in shares outstanding	136,497	$1,939,227

*	Commencement of offering was June 19, 2015.
**	Includes affiliated redemptions of 680 shares with a value of $9,443 for Class R Shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

36

The Fund utilized the SCA during the year ended February 29, 2016. The Fund had an average outstanding balance of $2,798,909 for 22 days at a weighted average interest rate of 1.53%. The maximum loan balance outstanding during the period was $5,564,000. At February 29, 2016, the Fund did not have an outstanding loan balance.

Note 8. Reorganization

On June 5, 2015, shareholders of the Target Large Capitalization Value Portfolio (“the Portfolio”) approved the reorganization of the Portfolio into the Prudential QMA Strategic Value Fund (“the Fund”). As a result of the reorganization, the assets and liabilities of the merged Portfolio were exchanged for shares of the Fund and the shareholders of the merged Portfolio are now shareholders of the Fund. The reorganization took place on June 19, 2015. On such date, the merged portfolio had total investments cost and value of $237,473,297 and $311,001,296, respectively, representing the principal assets acquired by the Fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 19, 2015:

Merged Portfolio		Acquiring Fund
Target Large Capitalization Value Portfolio		Prudential QMA Strategic Value Fund
Class	Shares	Class	Shares	Value
R	13,546,350	R	15,377,640	$226,205,087
T*	5,077,401	Z	5,778,905	85,007,695

*	Class T shares of the merged portfolio were exchanged for Class Z shares of the Fund.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target Large Capitalization Value Portfolio			Prudential QMA Strategic Value Fund
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
R	$226,205,087	$35,918,698	R	$—
T	85,007,695	37,609,301	Z	33,128,220

Prudential QMA Strategic Value Fund	37

Notes to Financial Statements (continued)

Assuming the acquisition had been completed on March 1, 2015, the Fund’s results of operations for the year ended February 29, 2016 were as follows:

Net investment income	$5,191,457	(a)
Net realized and unrealized loss on investments	(46,661,220	)(b)

	$(41,469,763)

(a)	$3,698,113, as reported in the Statement of Operations, plus $1,298,641 Net Investment Income from the merged Portfolio pre-merger, plus $194,703 of pro-forma eliminated expenses.
(b)	$(47,714,378), as reported in the Statement of Operations, plus $1,053,158 Net Realized and Unrealized Gain (Loss) on Investments from merged Portfolio pre-merger.

Because both the merged portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged portfolio that have been included in the Fund’s Statement of Operations since June 19, 2015.

Note 9. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

38

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.83	$14.51	$11.91	$10.59	$10.56
Income (loss) from investment operations:
Net investment income	.18	.15	.13	.13	.09
Net realized and unrealized gain (loss) on investment transactions	(1.68)	1.59	2.66	1.27	.02
Total from investment operations	(1.50)	1.74	2.79	1.40	.11
Less Dividends and Distributions:
Dividends from net investment income	(.18)	(.11)	(.19)	(.08)	(.08)
Distributions from net realized gains	(1.98)	(1.31)	-	-	-
Total dividends and distributions	(2.16)	(1.42)	(.19)	(.08)	(.08)
Net asset value, end of year	$11.17	$14.83	$14.51	$11.91	$10.59
Total Return(b):	(11.15)%	12.32%	23.56%	13.39%	1.14%

Ratio/Supplemental Data:
Net assets, end of year (000)	$18,484	$24,001	$22,562	$19,326	$19,543
Average net assets (000)	$21,782	$23,710	$21,289	$18,547	$20,310
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.18%	1.40%	1.42%	1.52%	1.80%
Expenses before fee waivers and/or expense reimbursement	1.35%	1.47%	1.49%	1.57%	1.85%
Net investment income	1.32%	1.01%	.99%	1.19%	.89%
Portfolio turnover rate	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	39

Financial Highlights (continued)

Class B Shares
	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.06	$13.83	$11.36	$10.13	$10.12
Income (loss) from investment operations:
Net investment income	.07	.04	.03	.05	.01
Net realized and unrealized gain (loss) on investment transactions	(1.58)	1.51	2.54	1.22	.02
Total from investment operations	(1.51)	1.55	2.57	1.27	.03
Less Dividends and Distributions:
Dividends from net investment income	(.08)	(.01)	(.10)	(.04)	(.02)
Distributions from net realized gains	(1.98)	(1.31)	-	-	-
Total dividends and distributions	(2.06)	(1.32)	(.10)	(.04)	(.02)
Net asset value, end of year	$10.49	$14.06	$13.83	$11.36	$10.13
Total Return(b):	(11.80)%	11.46%	22.72%	12.55%	.34%

Ratio/Supplemental Data:
Net assets, end of year (000)	$861	$1,287	$1,478	$1,330	$1,223
Average net assets (000)	$1,058	$1,368	$1,311	$1,155	$1,363
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.93%	2.15%	2.17%	2.27%	2.55%
Expenses before fee waivers and/or expense reimbursement	2.05%	2.17%	2.19%	2.27%	2.55%
Net investment income	.56%	.25%	.25%	.46%	.13%
Portfolio turnover rate	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

40

Class C Shares
	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$14.05	$13.82	$11.35	$10.13	$10.11
Income (loss) from investment operations:
Net investment income	.07	.04	.03	.04	.01
Net realized and unrealized gain (loss) on investment transactions	(1.58)	1.51	2.54	1.22	.03
Total from investment operations	(1.51)	1.55	2.57	1.26	.04
Less Dividends and Distributions:
Dividends from net investment income	(.08)	(.01)	(.10)	(.04)	(.02)
Distributions from net realized gains	(1.98)	(1.31)	-	-	-
Total dividends and distributions	(2.06)	(1.32)	(.10)	(.04)	(.02)
Net asset value, end of year	$10.48	$14.05	$13.82	$11.35	$10.13
Total Return(b):	(11.82)%	11.47%	22.74%	12.45%	.43%

Ratio/Supplemental Data:
Net assets, end of year (000)	$10,383	$14,289	$13,196	$11,080	$11,187
Average net assets (000)	$12,575	$14,061	$12,277	$10,623	$11,395
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.93%	2.15%	2.17%	2.27%	2.55%
Expenses before fee waivers and/or expense reimbursement	2.05%	2.17%	2.19%	2.27%	2.55%
Net investment income	.57%	.26%	.23%	.44%	.14%
Portfolio turnover rate	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	41

Financial Highlights (continued)

Class R Shares
June 19, 2015(a) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.71
Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(1.78)
Total from investment operations	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(1.55)
Total dividends and distributions	(1.64)
Net asset value, end of period	$11.41
Total Return(c):	(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$205,745
Average net assets (000)	$214,628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.32% (e)
Expenses before waivers and/or expense reimbursement	1.74% (e)
Net investment income	1.31% (e)
Portfolio turnover rate	153% (f)

(a)	Commencement of Operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

42

Class Z Shares
	Year Ended February 28/29,
	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$15.09	$14.74	$12.09	$10.75	$10.72
Income (loss) from investment operations:
Net investment income	.23	.20	.17	.16	.11
Net realized and unrealized gain (loss) on investment transactions	(1.72)	1.61	2.70	1.29	.02
Total from investment operations	(1.49)	1.81	2.87	1.45	.13
Less Dividends and Distributions:
Dividends from net investment income	(.22)	(.15)	(.22)	(.11)	(.10)
Distributions from net realized gains	(1.98)	(1.31)	-	-	-
Total dividends and distributions	(2.20)	(1.46)	(.22)	(.11)	(.10)
Net asset value, end of year	$11.40	$15.09	$14.74	$12.09	$10.75
Total Return(b):	(10.93)%	12.61%	23.91%	13.71%	1.34%

Ratio/Supplemental Data:
Net assets, end of year (000)	$86,103	$36,026	$33,181	$25,066	$20,492
Average net assets (000)	$81,282	$34,823	$29,528	$21,961	$2,517
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	.86%	1.15%	1.17%	1.27%	1.43%
Expenses before fee waivers and/or expense reimbursement	1.01%	1.17%	1.19%	1.27%	1.43%
Net investment income	1.71%	1.27%	1.23%	1.47%	1.33%
Portfolio turnover rate	153%	58%	77%	47%	36%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	43

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying statement of assets and liabilities of Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund and hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 3, including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 15, 2016

44

Federal Income Tax Information (unaudited)

We are advising you that during the year ended February 29, 2016, the Fund reports the maximum amount allowed per share but not less than $1.86 for Class A, B, C and Z shares and $1.55 for Class R shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended February 29, 2016, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential QMA Strategic Value Fund	89.42%	88.88%

In January 2017, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2016.

Prudential QMA Strategic Value Fund	45

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential QMA Strategic Value Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential QMA Strategic Value Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential QMA Strategic Value Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	SUVAX	SUVBX	SUVCX	PRVRX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K736	74440K405

MF502E    0290795-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential QMA Global Tactical Allocation Fund

ANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term risk-adjusted total return

Highlights

PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

•

The Fund’s currency relative value strategy was the top performer during the period. It sought attractive investments within a single asset class and sold short those that were less attractive. In currency trading, the Fund’s preference for cheap assets with good future growth prospects contributed to positive performance.

•	The Fund’s strategic allocation to global equities was the biggest detractor as equity markets experienced losses due to rising risk aversion over concerns on Greece, China, and global growth.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential QMA Global Tactical Allocation Fund informative and useful. The report covers performance since the Fund’s inception on April 21, 2015 until its fiscal year-end on February 29, 2016.

During the period, the US economy continued to grow modestly, but growth outside the US has been sluggish and slowing for the past several years. Plummeting energy prices, slowing economic growth in China, and declining global earnings growth weighed heavily on the world markets. Even so, a strong US labor market and low oil prices have encouraged consumers to spend more.

The US bull market is in its seventh year, the third-longest bull market since World War II. But stocks have been extremely volatile since the beginning of 2016. Bond markets remained mixed, with US Treasuries performing well as investors have sought safe havens in the wake of recent poor stock performance. High yield, or below-investment-grade, bonds have struggled due to credit concerns in the energy sector, though higher-rated high yield bonds have done better.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Global Tactical Allocation Fund

April 15, 2016

Prudential QMA Global Tactical Allocation Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
Since Inception (%)
Class A	–7.50 (4/21/15)
Class C	–8.20 (4/21/15)
Class Q	–7.40 (4/21/15)
Class Z	–7.40 (4/21/15)
Customized Blend Index	–4.78
Barclays Global Aggregate Bond Hedged Index	2.18
MSCI World Index	–11.66
Lipper Alternative Multi-Strategy Funds Average	–5.16

Average Annual Total Returns (With Sales Charges) as of 3/31/16
Since Inception (%)
Class A	N/A (4/21/15)
Class C	N/A (4/21/15)
Class Q	N/A (4/21/15)
Class Z	N/A (4/21/15)
Customized Blend Index	N/A
Barclays Global Aggregate Bond Hedged Index	N/A
MSCI World Index	N/A
Lipper Alternative Multi-Strategy Funds Average	N/A

Average Annual Total Returns (With Sales Charges) as of 2/29/16
Since Inception (%)
Class A	N/A (4/21/15)
Class C	N/A (4/21/15)
Class Q	N/A (4/21/15)
Class Z	N/A (4/21/15)

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Average Annual Total Returns (Without Sales Charges) as of 2/29/16
Since Inception (%)
Class A	N/A (4/21/15)
Class C	N/A (4/21/15)
Class Q	N/A (4/21/15)
Class Z	N/A (4/21/15)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential QMA Global Tactical Allocation Fund (Class A shares) with a similar investment in the Customized Blend Index, Barclays Global Aggregate Bond Hedged Index, and the MSCI World Index by portraying the initial account values at the commencement of operations of Class A shares (April 21, 2015) and the account values at the end of the current fiscal year (February 29, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C, Class Q, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Prudential QMA Global Tactical Allocation Fund	5

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is a model portfolio consisting of the MSCI World Index (50%) and the Barclays Global Aggregate Bond Hedged Index (50%). The MSCI World Index is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized subindices by liquidity constraint, sector, quality, and maturity.

Lipper Alternative Multi-Strategy Funds Average—The Lipper Alternative Multi-Strategy Funds Average (Lipper Average) includes funds which seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between

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instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential QMA Global Tactical Allocation Fund	7

Strategy and Performance Overview

How did the Fund perform?

Since its inception on April 21, 2015, with the reporting period ended February 29, 2016, the Prudential QMA Global Tactical Allocation Fund’s Class A shares returned –7.50%, trailing the –4.78% return of the Customized Blend Index (50% MSCI World USD/50% Barclays Global Aggregate Hedged Index) while outperforming the –11.66% return of MSCI World USD.

What were market conditions for bonds?

•

Volatility rose in global bond and currency markets. In January, the Swiss National Bank surprised the world with an announcement of an interest rate cut and dropped its peg of the Swiss franc to the euro. As a result, central banks then cut rates, with more banks following suit. In response to these changes in monetary policy activity, investors sought to avoid risk and find safe havens. Moreover, concerns over the euro zone’s economic improvement were impeded due to new flare-ups over Greece’s ongoing fiscal crisis and Puerto Rico’s call for debt restructuring. In the world’s major economies, monetary policy remained highly accommodative.

•

Later in the period US Treasuries gained, as the outlook for the global economy clouded. Slowing economic growth in China and the devaluation of the Chinese yuan shook markets, and oil and commodities prices slumped on much lower demand from China. Uncertainty about the timing of potential Federal Reserve (Fed) policy tightening was also a key theme. In December of 2015 the Fed raised the targeted federal funds rate by 25 basis points during December (a basis point is 1/100 of a percent). The Fed indicated that further rate increases would likely be gradual and contingent on continued economic growth.

What were market conditions for equities?

•	Weak energy prices, a strong US dollar, and decelerating economic growth in China were key influences on the global economic landscape in the period.

•

A Chinese market correction in late summer and the ensuing devaluation of the yuan heightened skepticism about the reported strength of economic growth in the world’s second-largest economy and raised concerns that other struggling economies might set off a cycle of competitive devaluations to remain competitive in global export markets.

•	The US remained the strongest of the major global economies. Economic activity in Europe remained anemic but showed signs of improving.

•	These factors, combined with uncertainty through much of the period about the timing and pace of monetary tightening in the US, contributed to continued volatility in global financial markets.

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What worked?

•

The Fund’s currency relative value strategy was the top performer during the period. It sought attractive investments within a single asset class and sold short those that were less attractive. In currency trading, the Fund’s preference for cheap assets with good future growth prospects contributed to positive performance.

•

Particularly, the Fund benefitted from its long positions in the euro. A long position is based on an expectation that the underlying asset will gain in value. Also contributing were short positions in the British pound, the Australian dollar, and the Norwegian krone. In a short position, a profit may be derived from an expected decline in the value of the underlying asset.

•

The Fund’s tactical asset allocation strategies, which focus on short-term opportunities across asset classes, contributed positively to the performance of the fund, as both long positions in global equities and short positions in commodities contributed positively.

What didn’t work?

•

The Fund’s strategic allocation to global equities seeks to gain exposure to global economic growth. Over this period the strategic allocation was the biggest detractor as equity markets experienced losses due to rising risk aversion over concerns on Greece, China, and global growth.

•

The country equity relative value strategy sought attractive investments within equities and sold short those that were less attractive. It suffered losses due to long positions in German and Japanese equities. Both markets have meaningful economic linkages with China and sold off hard following the rout in the Chinese markets.

Top and bottom contributors to performance as of 2/29/2016 (inception date 4/21/2015):

Top Contributors (%)		Top Detractors (%)
WTI Crude Futures	2.79	S&P 500 Emini Futures	–2.94
Heating Oil Futures	1.60	Topix Index Futures	–2.27
Natural Gas Futures	1.23	Dax Index Futures	–1.60
British pounds Forward	0.71	S&P MIB Index Futures	–1.56
Hang-Seng China H-Shares Index Futures	0.66	DJ Euro Stoxx 50 Futures	–1.55

Did the Fund use derivatives and how did they affect performance?

The Fund is fully invested in derivatives. It uses futures, swaps on futures, and foreign exchange forward contracts to implement QMA’s investment views.

Prudential QMA Global Tactical Allocation Fund	9

Strategy and Performance Overview (continued)

Current outlook

QMA believes that a dynamic investment approach that will adjust its allocations based on current risks and opportunities within global markets can generate returns that complement a traditional balanced portfolio.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these

Prudential QMA Global Tactical Allocation Fund	11

Fees and Expenses (continued)

additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Global Tactical Allocation Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$986.10	1.50%	$7.41
	Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52
Class C	Actual	$1,000.00	$980.80	2.25%	$11.08
	Hypothetical	$1,000.00	$1,013.67	2.25%	$11.26
Class Q	Actual	$1,000.00	$986.20	1.25%	$6.17
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27
Class Z	Actual	$1,000.00	$986.20	1.25%	$6.17
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27

*	Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for
each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182
days	in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ended
February	29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

The Fund’s expense ratios for the 12-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	4.00	1.50
C	5.08	2.25
Q	3.33	1.25
Z	3.97	1.25

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Consolidated Financial Highlights” tables in this report and in the Notes to the Consolidated Financial Statements in this report.

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Consolidated Portfolio of Investments

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS 77.9%

U.S. TREASURY OBLIGATIONS(a) 75.3%
U.S. Treasury Bills(b)	0.010%	03/03/16	50	$50,000
U.S. Treasury Bills(b)	0.020%	03/03/16	100	99,999
U.S. Treasury Bills(c)	0.030%	03/17/16	300	299,973
U.S. Treasury Bills	0.030%	03/17/16	17,700	17,698,383
U.S. Treasury Bills(b)	0.215%	03/03/16	1,790	1,789,990
U.S. Treasury Bills(b)(d)	0.215%	03/03/16	810	809,995
U.S. Treasury Bills(b)	0.230%	03/03/16	100	99,999
U.S. Treasury Bills	0.255%	03/17/16	100	99,991
U.S. Treasury Bills(b)	0.265%	06/16/16	50	49,954
U.S. Treasury Bills(b)	0.280%	06/16/16	100	99,908

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,099,594)				21,098,192

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND 2.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $720,758)(Note 3)(e)			720,758	720,758

TOTAL SHORT-TERM INVESTMENTS 77.9% (cost $21,820,352) (Note 5)				21,818,950
Other assets in excess of liabilities(f) 22.1%				6,174,007

NET ASSETS 100.0%				$27,992,957

The following abbreviations are used in the annual report:

ASX—Australian Securities Exchange

BIST—Borsa Instanbul Index

Bovespa—Sao Palo Se Bovespa Index

CAC—French Stock Market Index

CNX—CRISIL NSE Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

IBEX—Spanish Stock Exchange

JSE—Johannesburg Stock Exchange

KOSPI—Korea Stock Exchange Index

LME—London Metal Exchange

MIB—Milano Italia Borsa

MSCI—Morgan Stanley Capital International

NYMEX—New York Mercantile Exchange

OMXS—Sweden Stock Market Index

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	13

Consolidated Portfolio of Investments (continued)

as of February 29, 2016

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

SGX—Singapore Exchange

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

ULSD—Ultra-Low Sulfur Diesel

WIG—Warsaw Stock Exchange

WTI—West Texas Intermediate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Rates shown are the effective yields at purchase date.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Represents security held in the Cayman Subsidiary.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial Futures contracts outstanding at February 29, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
8	10 Year Euro-Bund	Jun. 2016	$1,421,609	$1,426,831	$5,222
21	10 Year U.K. Gilt	Jun. 2016	3,537,489	3,563,280	25,791
17	10 Year U.S. Treasury Notes	Jun. 2016	2,216,987	2,218,766	1,779
133	BIST National 30 Index	Apr. 2016	410,938	415,240	4,302
6	DAX Index	Mar. 2016	1,694,443	1,544,319	(150,124)
53	Euro STOXX 50	Mar. 2016	1,872,471	1,691,637	(180,834)
27	FTSE 100 Index	Mar. 2016	2,140,723	2,276,776	136,053
30	FTSE/JSE Top 40 Index	Mar. 2016	830,360	828,403	(1,957)
6	FTSE/MIB Index	Mar. 2016	699,056	573,996	(125,060)

See Notes to Consolidated Financial Statements.

14

Financial Futures contracts outstanding at February 29, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions (cont’d):
47	Mexican Bolsa Index	Mar. 2016	$1,127,490	$1,134,455	$6,965
3	Nikkei 225 Index	Mar. 2016	245,954	212,851	(33,103)
99	S&P 500 E-Mini	Mar. 2016	10,071,775	9,551,025	(520,750)
15	S&P/ASX 200 Index	Mar. 2016	1,295,564	1,304,557	8,993
15	TOPIX Index	Mar. 2016	2,095,916	1,713,449	(382,467)
5	WIG20 Index	Mar. 2016	46,176	45,536	(640)

					(1,205,830)

	Short Positions:
33	10 Year Australian Treasury Bonds	Mar. 2016	22,984,441	23,078,128	(93,687)
26	10 Year Canadian Government Bonds	Jun. 2016	2,717,325	2,720,488	(3,163)
2	10 Year Mini Japanese Government Bonds	Mar. 2016	264,236	269,930	(5,694)
21	CAC40 10 Euro	Mar. 2016	937,443	994,327	(56,884)
15	Hang Seng China Enterprises Index	Mar. 2016	797,051	765,134	31,917
6	IBEX 35 Index	Mar. 2016	530,721	550,068	(19,347)
10	MSCI Taiwan Stock Index	Mar. 2016	306,300	307,100	(800)
81	OMXS30 Index	Mar. 2016	1,239,965	1,288,293	(48,328)
5	S&P/TSX 60 Index	Mar. 2016	510,094	557,206	(47,112)
77	SGX CNX Nifty 50 Index	Mar. 2016	1,110,767	1,079,155	31,612

					(211,486)

					$(1,417,316)

Commodity Futures contracts outstanding at February 29, 2016(2):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
4	Live Cattle	Apr. 2016	$210,660	$219,160	$8,500
4	LME Nickel	Mar. 2016	187,560	203,904	16,344
6	LME PRI Aluminum	Mar. 2016	223,200	235,838	12,638
9	LME Zinc	Mar. 2016	388,350	396,619	8,269
7	Silver	May 2016	545,895	522,130	(23,765)

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	15

Consolidated Portfolio of Investments (continued)

as of February 29, 2016

Commodity Futures contracts outstanding at February 29, 2016(2) (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions (cont’d):
4	Soybean	May 2016	$173,400	$172,200	$(1,200)
10	Soybean Oil	May 2016	187,500	185,220	(2,280)
9	Sugar #11 (World)	May 2016	133,258	144,749	11,491

					29,997

	Short Positions:
2	Coffee ‘C’	May 2016	87,676	86,288	1,388
4	Copper	May 2016	201,925	213,250	(11,325)
20	Corn	May 2016	365,000	357,000	8,000
4	Cotton No. 2	May 2016	117,180	113,000	4,180
8	Gasoline RBOB	Apr. 2016	392,414	443,755	(51,341)
4	Lean Hogs	Apr. 2016	111,866	111,960	(94)
1	LME Nickel	Mar. 2016	52,350	50,976	1,374
21	LME PRI Aluminum	Mar. 2016	788,138	825,432	(37,294)
16	LME Zinc	Mar. 2016	640,000	705,100	(65,100)
1	Mini Gold	Apr. 2016	35,797	39,501	(3,704)
2	Mini Silver	May 2016	31,376	29,836	1,540
23	Natural Gas	Apr. 2016	489,360	393,530	95,830
18	No. 2 Soft Red Winter Wheat	May 2016	418,950	407,925	11,025
8	NY Harbor ULSD	Apr. 2016	327,982	367,483	(39,501)
2	NYMEX Light Sweet E-mini Crude Oil	Apr. 2016	29,075	33,750	(4,675)
14	WTI Crude	Apr. 2016	407,540	472,500	(64,960)

					(154,657)

					$(124,660)

(1)	U.S. Treasury obligations with a combined market value of $2,999,845 have been segregated with Morgan Stanley to cover requirements for open futures contracts at February 29, 2016.
(2)	Represents positions held in the Cayman Subsidiary.

See Notes to Consolidated Financial Statements.

16

Forward foreign currency exchange contracts outstanding at February 29, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 03/16/16	Morgan Stanley	AUD	1,550	$1,118,691	$1,105,427	$(13,264)
Expiring 03/16/16	Morgan Stanley	AUD	100	70,441	71,318	877
Expiring 03/16/16	Morgan Stanley	AUD	750	531,413	534,884	3,471
Expiring 03/16/16	Morgan Stanley	AUD	2,650	1,892,429	1,889,924	(2,505)
Expiring 03/16/16	Morgan Stanley	AUD	5,850	4,007,395	4,172,097	164,702
British Pound,
Expiring 03/16/16	Morgan Stanley	GBP	600	874,937	835,167	(39,770)
Expiring 03/16/16	Morgan Stanley	GBP	350	500,482	487,181	(13,301)
Expiring 03/16/16	Morgan Stanley	GBP	100	148,430	139,194	(9,236)
Expiring 03/16/16	Morgan Stanley	GBP	150	216,877	208,792	(8,085)
Expiring 03/16/16	Morgan Stanley	GBP	100	143,402	139,194	(4,208)
Canadian Dollar,
Expiring 03/16/16	Morgan Stanley	CAD	900	663,167	665,195	2,028
Expiring 03/16/16	Morgan Stanley	CAD	1,750	1,278,435	1,293,434	14,999
Expiring 03/16/16	Morgan Stanley	CAD	1,050	717,135	776,061	58,926
Expiring 03/16/16	Morgan Stanley	CAD	300	213,001	221,732	8,731
Euro,
Expiring 03/16/16	Morgan Stanley	EUR	950	1,043,917	1,033,996	(9,921)
Expiring 03/16/16	Morgan Stanley	EUR	300	326,781	326,525	(256)
Expiring 03/16/16	Morgan Stanley	EUR	1,000	1,120,607	1,088,417	(32,190)
Expiring 03/16/16	Morgan Stanley	EUR	1,750	1,920,496	1,904,730	(15,766)
Japanese Yen,
Expiring 03/16/16	Morgan Stanley	JPY	340,000	2,805,584	3,017,202	211,618
Expiring 03/16/16	Morgan Stanley	JPY	100,000	848,711	887,412	38,701
Expiring 03/16/16	Morgan Stanley	JPY	90,000	772,777	798,671	25,894
New Zealand Dollar,
Expiring 03/16/16	Morgan Stanley	NZD	2,750	1,818,171	1,810,125	(8,046)
Expiring 03/16/16	Morgan Stanley	NZD	350	227,516	230,379	2,863
Expiring 03/16/16	Morgan Stanley	NZD	6,800	4,564,371	4,475,946	(88,425)
Expiring 03/16/16	Morgan Stanley	NZD	650	429,362	427,848	(1,514)
Norwegian Krone,
Expiring 03/16/16	Morgan Stanley	NOK	40,500	4,535,321	4,653,298	117,977
Expiring 03/16/16	Morgan Stanley	NOK	1,500	172,676	172,344	(332)
Expiring 03/16/16	Morgan Stanley	NOK	3,000	338,553	344,689	6,136
Swedish Krona,
Expiring 03/16/16	Morgan Stanley	SEK	24,500	2,914,955	2,863,455	(51,500)
Expiring 03/16/16	Morgan Stanley	SEK	2,250	264,923	262,970	(1,953)
Expiring 03/16/16	Morgan Stanley	SEK	19,500	2,330,832	2,279,076	(51,756)
Expiring 03/16/16	Morgan Stanley	SEK	7,500	897,890	876,568	(21,322)

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	17

Consolidated Portfolio of Investments (continued)

as of February 29, 2016

Forward foreign currency exchange contracts outstanding at February 29, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Swiss Francs,
Expiring 03/16/16	Morgan Stanley	CHF	650	$660,363	$651,554	$(8,809)
Expiring 03/16/16	Morgan Stanley	CHF	1,800	1,802,679	1,804,303	1,624
Expiring 03/16/16	Morgan Stanley	CHF	700	721,216	701,673	(19,543)
Expiring 03/16/16	Morgan Stanley	CHF	550	552,475	551,315	(1,160)
Expiring 03/16/16	Morgan Stanley	CHF	250	246,405	250,598	4,193

				$43,692,816	$43,952,694	$259,878

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 03/16/16	Morgan Stanley	AUD	1,400	$1,017,296	$998,451	$18,845
Expiring 03/16/16	Morgan Stanley	AUD	5,100	3,560,645	3,637,213	(76,568)
Expiring 03/16/16	Morgan Stanley	AUD	2,750	1,986,060	1,961,242	24,818
British Pound,
Expiring 03/16/16	Morgan Stanley	GBP	50	73,005	69,597	3,408
Expiring 03/16/16	Morgan Stanley	GBP	250	354,735	347,986	6,749
Expiring 03/16/16	Morgan Stanley	GBP	3,400	5,154,178	4,732,611	421,567
Canadian Dollar,
Expiring 03/16/16	Morgan Stanley	CAD	1,000	717,362	739,105	(21,743)
Expiring 03/16/16	Morgan Stanley	CAD	2,500	1,775,457	1,847,763	(72,306)
Expiring 03/16/16	Morgan Stanley	CAD	2,050	1,500,925	1,515,166	(14,241)
Expiring 03/16/16	Morgan Stanley	CAD	1,000	715,857	739,105	(23,248)
Euro,
Expiring 03/16/16	Morgan Stanley	EUR	800	869,350	870,733	(1,383)
Expiring 03/16/16	Morgan Stanley	EUR	250	283,826	272,104	11,722
Expiring 03/16/16	Morgan Stanley	EUR	750	831,094	816,313	14,781
Japanese Yen,
Expiring 03/16/16	Morgan Stanley	JPY	105,000	869,535	931,783	(62,248)
Expiring 03/16/16	Morgan Stanley	JPY	255,000	2,240,092	2,262,902	(22,810)
Expiring 03/16/16	Morgan Stanley	JPY	75,000	633,188	665,559	(32,371)
Expiring 03/16/16	Morgan Stanley	JPY	285,000	2,436,566	2,529,125	(92,559)
Expiring 03/16/16	Morgan Stanley	JPY	115,000	1,024,608	1,020,524	4,084
New Zealand Dollar,
Expiring 03/16/16	Morgan Stanley	NZD	650	437,553	427,848	9,705
Expiring 03/16/16	Morgan Stanley	NZD	1,400	949,163	921,518	27,645
Expiring 03/16/16	Morgan Stanley	NZD	4,400	2,798,726	2,896,200	(97,474)
Expiring 03/16/16	Morgan Stanley	NZD	200	133,380	131,646	1,734

See Notes to Consolidated Financial Statements.

18

Forward foreign currency exchange contracts outstanding at February 29, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Norwegian Krone,
Expiring 03/16/16	Morgan Stanley	NOK	1,250	$144,762	$143,620	$1,142
Expiring 03/16/16	Morgan Stanley	NOK	30,750	3,529,237	3,533,060	(3,823)
Expiring 03/16/16	Morgan Stanley	NOK	4,750	551,968	545,757	6,211
Expiring 03/16/16	Morgan Stanley	NOK	1,250	147,669	143,620	4,049
Expiring 03/16/16	Morgan Stanley	NOK	250	29,191	28,724	467
Swedish Krona,
Expiring 03/16/16	Morgan Stanley	SEK	10,750	1,272,084	1,256,414	15,670
Expiring 03/16/16	Morgan Stanley	SEK	31,500	3,691,576	3,681,585	9,991
Expiring 03/16/16	Morgan Stanley	SEK	4,000	467,718	467,503	215
Expiring 03/16/16	Morgan Stanley	SEK	8,000	944,071	935,005	9,066
Swiss Francs,
Expiring 03/16/16	Morgan Stanley	CHF	2,600	2,643,386	2,606,215	37,171
Expiring 03/16/16	Morgan Stanley	CHF	1,150	1,151,563	1,152,749	(1,186)
Expiring 03/16/16	Morgan Stanley	CHF	1,800	1,806,815	1,804,303	2,512

				$46,742,641	$46,633,049	109,592

						$369,470

Total return swap agreements outstanding at February 29, 2016:

Counterparty	Termination Date	Notional Amount (000)		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Credit Suisse First Boston Corp.	4/19/16	BRL	(3,855)	Pay or receive amounts based on the market value fluctuation of the Bovespa Index Futures	$(23)	$—	$(23)
Credit Suisse First Boston Corp.	3/11/16	KRW	1,059,775	Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index Futures	(1,112)	(1,643)	531

					$(1,135)	$(1,643)	$508

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	19

Consolidated Portfolio of Investments (continued)

as of February 29, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,098,192	$—
Affiliated Money Market Mutual Fund	720,758	—	—
Other Financial Instruments*
Financial Futures Contracts	(1,417,316)	—	—
Commodity Futures Contracts	(124,660)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	369,470	—
OTC Total Return Swap Agreements	—	(1,135)	—

Total	$(821,218)	$21,466,527	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2016 were as follows (Unaudited):

U.S. Treasury Obligations	75.3%
Affiliated Money Market Mutual Fund	2.6

77.9
Other assets in excess of liabilities	22.1

100.0%

See Notes to Consolidated Financial Statements.

20

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, equity risk, foreign exchange and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2016 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$32,792	*	Due from/to broker— variation margin futures	$102,544	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,294,292		Unrealized depreciation on OTC forward foreign currency exchange contracts	924,822
Equity contracts	—	—		Premiums received for OTC swap agreements	1,643
Equity contracts	Unrealized appreciation on OTC swap agreements	531		Unrealized depreciation on OTC swap agreements	23
Equity contracts	Due from/to broker variation margin futures	219,842	*	Due from/to broker—variation margin futures	1,567,406	*
Commodity contracts	Due from/to broker—variation margin futures	180,579	*	Due from/to broker—variation margin futures	305,239	*

Total		$1,728,036			$2,901,677

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	21

Consolidated Portfolio of Investments (continued)

as of February 29, 2016

The effects of derivative instruments on the Consolidated Statement of Operations for the period ended February 29, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Foreign Currency Exchange Contracts(1)	Total
Commodity contracts	$766,990	$—	$—	$766,990
Equity contracts	(1,493,255)	231,880	—	(1,261,375)
Foreign exchange contracts	—	—	(237,501)	(237,501)
Interest rate contracts	(71,969)	—	—	(71,969)

Total	$(798,234)	$231,880	$(237,501)	$(803,855)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Foreign Currency Exchange Contracts(2)	Total
Commodity contracts	$(124,660)	$—	$—	$(124,660)
Equity contracts	(1,347,564)	508	—	(1,347,056)
Foreign exchange contracts	—	—	369,470	369,470
Interest rate contracts	(69,752)	—	—	(69,752)

Total	$(1,541,976)	$508	$369,470	$(1,171,998)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Consolidated Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Consolidated Statement of Operations.

For the period ended February 29, 2016, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)	Total Return Swaps Agreements(3)
$31,421,078	$20,812,201	$34,453,116	$36,839,212	$1,379

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount in USD (000).

See Notes to Consolidated Financial Statements.

22

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$531	$(531)	$—	$—
Morgan Stanley	1,294,292	(924,822)	—	369,470

	$1,294,823

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(1,666)	$531	$299,966	$—
Morgan Stanley	(924,822)	924,822	—	—

	$(926,488)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	23

Consolidated Statement of Assets & Liabilities

as of February 29, 2016

Assets
Investments at value:
Unaffiliated investments (cost $21,099,594)	$21,098,192
Affiliated investments (cost $720,758)	720,758
Cash	5,249,654
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,294,292
Due from broker—variation margin futures	569,550
Receivable for investments sold	83,481
Dividends and interest receivable	1,307
Unrealized appreciation on OTC swap agreements	531
Prepaid expenses	344
Prepaid offering expenses	44,658

Total assets	29,062,767

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	924,822
Accrued expenses and other liabilities	86,136
Payable for investments purchased	37,559
Management fee payable	19,308
Premium received for OTC swap agreements	1,643
Loan interest payable (Note 7)	178
Distribution fee payable	84
Affiliated transfer agent fee payable	57
Unrealized depreciation on OTC swap agreements	23

Total liabilities	1,069,810

Net Assets	$27,992,957

Net assets were comprised of:
Shares of beneficial interest, at par	$3,025
Paid-in capital in excess of par	30,230,169

30,233,194
Undistributed net investment income	205,723
Accumulated net realized loss on investment and foreign currency transactions	(1,272,454)
Net unrealized depreciation on investments and foreign currencies	(1,173,506)

Net assets, February 29, 2016	$27,992,957

See Notes to Consolidated Financial Statements.

24

Class A
Net asset value and redemption price per share,
($127,224 ÷ 13,773 shares of beneficial interest issued and outstanding)	$9.24
Maximum sales charge (5.50% of offering price)	0.54

Maximum offering price to public	$9.78

Class C
Net asset value, offering price and redemption price per share,
($76,874 ÷ 8,378.6 shares of beneficial interest issued and outstanding)	$9.18

Class Q
Net asset value, offering price and redemption price per share,
($27,769,122 ÷ 3,001,000 shares of beneficial interest issued and outstanding)	$9.25

Class Z
Net asset value, offering price and redemption price per share,
($19,737 ÷ 2,133 shares of beneficial interest issued and outstanding)	$9.25

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	25

Consolidated Statement of Operations

Period Ended February 29, 2016*

Net Investment Loss
Income
Affiliated dividend income	$7,115
Interest income	5,754

Total income	12,869

Expenses
Management fee	346,254
Distribution fee—Class A	147
Distribution fee—Class C	542
Offering expenses	281,000
Custodian and accounting fees	58,000
Audit fee	48,000
Legal fees and expenses	22,000
Shareholders’ reports	21,000
Organizational expenses	18,000
Trustees’ fees	11,000
Registration fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $200)	1,000
Loan interest expense	178
Miscellaneous	13,643

Total expenses	829,764
Less: Management fee waiver and/or expense reimbursement	(517,668)
Distribution fee waiver—Class A	(25)

Net expenses	312,071

Net investment loss	(299,202)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Futures transactions	(798,234)
Swap agreement transactions	231,880
Foreign currency transactions	(211,757)

(778,111)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,402)
Futures	(1,541,976)
Swap agreements	508
Foreign currencies	369,364

(1,173,506)

Net loss on investment and foreign currency transactions	(1,951,617)

Net Decrease In Net Assets Resulting From Operations	$(2,250,819)

*	Commencement of operations was April 21, 2015.

See Notes to Consolidated Financial Statements.

26

Consolidated Statement of Changes in Net Assets

Period from April 21, 2015* to February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(299,202)
Net realized loss on investment and foreign currency transactions	(778,111)
Net change in unrealized depreciation on investments and foreign currencies	(1,173,506)

Net decrease in net assets resulting from operations	(2,250,819)

Fund share transactions (Note 6)
Net proceeds from shares sold	30,244,096
Cost of shares reacquired	(320)

Net increase in net assets from Fund share transactions	30,243,776

Total increase	27,992,957

Net Assets:
Beginning of period	—

End of period	$27,992,957

(a) Includes undistributed net investment income of:	$205,723

*	Commencement of operations.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	27

Notes to Consolidated Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At February 29, 2016, the Trust consisted of five investment portfolios: Prudential Jennison Select Growth Fund, Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund), Prudential QMA Global Tactical Allocation Fund (formerly Prudential Global Tactical Allocation Fund), Prudential Real Assets Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential QMA Global Tactical Allocation Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced operations on April 21, 2015. The Fund’s investment objective is to seek long-term risk adjusted total return.

The Fund wholly owns and controls the Prudential QMA Global Tactical Allocation Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on April 21, 2015. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

28

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of February 29, 2016, the Fund held $5,942,687 in the Subsidiary, representing 21.2% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

Prudential QMA Global Tactical Allocation Fund	29

Notes to Consolidated Financial Statements (continued)

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

30

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains or losses on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and

Prudential QMA Global Tactical Allocation Fund	31

Notes to Consolidated Financial Statements (continued)

settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund, as defined in the prospectus, entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs). Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as

32

drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Consolidated Statement of Operations as net realized gain or loss on futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund entered into total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed in either directly with a counterparty (“OTC traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Portfolio of Investments.

Prudential QMA Global Tactical Allocation Fund	33

Notes to Consolidated Financial Statements (continued)

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Consolidated Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Consolidated Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case,

34

upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Offering and Organization Costs: Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential QMA Global Tactical Allocation Fund	35

Notes to Consolidated Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”), the Subadviser. The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the period ended February 29, 2016, waivers and/or expense reimbursements exceeded the management fee rate.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of 1.15% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee

36

it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into a separate Subadvisory Agreement with QMA relating to the Subsidiary.

PI has contractually agreed, through June 30, 2017, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and other expenses related to short sales, brokerage, extraordinary and certain other expenses of each class of shares) to 1.25% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A and Class C shares, respectively. Through June 30, 2017, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $2,271 in front-end sales charges resulting from sales of Class A shares during the period ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended February 29, 2016, there were no contingent deferred sales charges imposed.

PIMS, QMA and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a

Prudential QMA Global Tactical Allocation Fund	37

Notes to Consolidated Financial Statements (continued)

common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Note 4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the period ended February 29, 2016.

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the period ended February 29, 2016, the adjustments were to increase undistributed net investment income by $504,925, increase accumulated net realized loss on investment and foreign currency transactions by $494,343 and decrease paid-in capital in excess of par by $10,582 due to differences in the treatment for book and tax purposes related to the investment in the Subsidiary, foreign securities and currencies transactions and other book to tax adjustments. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the period ended February 29, 2016, there were no distributions paid by the Fund.

As of February 29, 2016, the accumulated undistributed earnings on a tax basis was $661,088 of ordinary income. This differs from the amount shown on the Consolidated Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

38

The United States federal income tax basis of the Fund’s investments and the total net unrealized depreciation as of February 29, 2016 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustment	Total Net Unrealized Depreciation
$21,820,352	$2,870	$(4,272)	$(1,402)	$(707,948)	$(709,350)

The other cost basis adjustment was primarily attributable to appreciation of foreign currency, mark-to-market of futures contracts and the tax treatment of the investment in the Subsidiary.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 29, 2016 of approximately $2,106,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of February 29, 2016, Prudential owned 1,000 Class A shares, 1,000 Class C shares, 3,001,000 Class Q shares and 1,000 Class Z shares of the Fund.

Prudential QMA Global Tactical Allocation Fund	39

Notes to Consolidated Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended February 29, 2016*:
Shares sold	13,773	$130,381

Net increase (decrease) in shares outstanding	13,773	$130,381

Class C
Period ended February 29, 2016*:
Shares sold	8,378.6	$82,731

Net increase (decrease) in shares outstanding	8,378.6	$82,731

Class Q
Period ended February 29, 2016*:
Shares sold	3,001,000	$30,010,000

Net increase (decrease) in shares outstanding	3,001,000	$30,010,000

Class Z
Period ended February 29, 2016*:
Shares sold	2,166	$20,984
Shares reacquired	(33)	(320)

Net increase (decrease) in shares outstanding	2,133	$20,664

*	Commenced operations April 21, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the period ended February 29, 2016. The average daily balance for the 16 days that the Fund had loans outstanding during the period was $238,000, borrowed at a weighted average interest rate of 1.68%. The maximum loan balance outstanding during the period was $459,000. At February 29, 2016, the Fund did not have an outstanding loan balance.

40

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential QMA Global Tactical Allocation Fund	41

Consolidated Financial Highlights

Class A Shares
	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.12)
Net realized and unrealized loss on investments	(.64)
Total from investment operations	(.76)
Net asset value, end of period	$9.24
Total Return(a)	(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$127
Average net assets (000)	$57
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.50%	(e)
Expense before waivers and/or expense reimbursement	4.00%	(e)
Net investment loss	(1.45)%	(e)
Portfolio turnover rate	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

42

Class C Shares
	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.18)
Net realized and unrealized loss on investments	(.64)
Total from investment operations	(.82)
Net asset value, end of period	$9.18
Total Return(a)	(8.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77
Average net assets (000)	$63
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.25%	(e)
Expense before waivers and/or expense reimbursement	5.08%	(e)
Net investment loss	(2.20)%	(e)
Portfolio turnover rate	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	43

Consolidated Financial Highlights (continued)

Class Q Shares
	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.10)
Net realized and unrealized loss on investments	(.65)
Total from investment operations	(.75)
Net asset value, end of period	$9.25
Total Return(a)	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,769
Average net assets (000)	$28,796
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)
Expense before waivers and/or expense reimbursement	3.33%	(e)
Net investment loss	(1.20)%	(e)
Portfolio turnover rate	0%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

44

Class Z Shares
	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment loss	(.10)
Net realized and unrealized loss on investments	(.65)
Total from investment operations	(.75)
Net asset value, end of period	$9.25
Total Return(a)	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20
Average net assets (000)	$13
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)
Expense before waivers and/or expense reimbursement	3.97%	(e)
Net investment loss	(1.20)%	(e)
Portfolio turnover rate	0%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	45

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying consolidated statement of assets and liabilities of Prudential QMA Global Tactical Allocation Fund (hereafter referred to as the “Fund and subsidiary”), a series of Prudential Investment Portfolios 3, including the consolidated portfolio of investments, as of February 29, 2016, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the period from April 21, 2015 (commencement of operations) to February 29, 2016. These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund and subsidiary as of February 29, 2016, and the results of their operations, the changes in their net assets and the financial highlights for the period described in the above paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 15, 2016

46	Visit our website at prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential QMA Global Tactical Allocation Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential QMA Global Tactical Allocation Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential QMA Global Tactical Allocation Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Global Tactical Allocation Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PTALX	PTCLX	PTQLX	PTZLX
CUSIP	74440K728	74440K710	74440K694	74440K686

MF227E    0290807-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Unconstrained Bond Fund

ANNUAL REPORT	FEBRUARY 29, 2016

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Objective: Positive returns over the long term regardless of market conditions

Highlights

PRUDENTIAL UNCONSTRAINED BOND FUND

•	The Fund benefited from its curve positioning strategy during the reporting period. A curve positioning strategy attempts to gain from changes in the US Treasury yield curve.

•

Sector allocation was the largest detractor from performance over the period. The Fund’s allocations to high yield, emerging markets debt, investment-grade corporate bonds, and CMBS detracted from performance as spread sectors generally underperformed during the period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Unconstrained Bond Fund informative and useful. The report covers performance since the Fund’s inception on July 9, 2015 until its fiscal year-end on February 29, 2016.

During the period, the US economy continued to grow modestly, but growth outside the US has been sluggish and slowing for the past several years. Plummeting energy prices, slowing economic growth in China, and declining global earnings growth weighed heavily on the world markets. Even so, a strong US labor market and low oil prices have encouraged consumers to spend more.

The US bull market is in its seventh year, the third-longest bull market since World War II. But stocks have been extremely volatile since the beginning of 2016. Bond markets remained mixed, with US Treasuries performing well as investors have sought safe havens in the wake of recent poor stock performance. High yield, or below-investment-grade, bonds have struggled due to credit concerns in the energy sector, though higher-rated high yield bonds have done better.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Unconstrained Bond Fund

April 15, 2016

Prudential Unconstrained Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
Since Inception (%)
Class A	–4.54 (7/9/15)
Class C	–5.04 (7/9/15)
Class Z	–4.38 (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index	0.20
Lipper Alternative Credit Focus Funds Average	–4.54

Average Annual Total Returns (With Sales Charges) as of 3/31/16
Since Inception (%)
Class A	N/A (7/9/15)
Class C	N/A (7/9/15)
Class Z	N/A (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index	N/A
Lipper Alternative Credit Focus Funds Average	N/A

Average Annual Total Returns (With Sales Charges) as of 2/29/16
Since Inception (%)
Class A	N/A (7/9/15)
Class C	N/A (7/9/15)
Class Z	N/A (7/9/15)

Average Annual Total Returns (Without Sales Charges) as of 2/29/16
Since Inception (%)
Class A	N/A (7/9/15)
Class C	N/A (7/9/15)
Class Z	N/A (7/9/15)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Unconstrained Bond Fund (Class A shares) with a similar investment in the BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index by portraying the initial account values at the beginning of the period for Class A shares (July 9, 2015) and the account values at the end of the current fiscal year (February 29, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Unconstrained Bond Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index—The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index (the Index) is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Index returns do not include the effect of any mutual fund sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of these expenses.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (the Lipper Average) is based on the average return of all mutual funds in the Lipper Alternative Credit Focus Funds Universe. Returns do not include the effect of any sales charges or taxes.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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Credit Quality expressed as a percentage of total investments as of 2/29/16 (%)
AA	9.6
A	3.4
BBB	6.1
BB	31.1
B	15.2
CCC	2.4
CC	0.7
C	0.1
Not Rated	19.7
Cash/Cash Equivalents	11.7
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/29/16
	Total Distributions Paid for Period Ended 2/29/16 ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.23	4.69	3.37
Class C	0.19	4.15	2.77
Class Z	0.25	5.15	3.77

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential Unconstrained Bond Fund	7

Strategy and Performance Overview

How did the Fund perform?

Prudential Unconstrained Bond Fund’s (the “Fund”) Class A shares returned –4.54% during the period between July 9, 2015 and February 29, 2016. This compares to the return of 0.20% for the Bank of America/Merrill Lynch 3-Month LIBOR Index, which does not include the effect of mutual fund operating expenses, and the –4.54% return of the Lipper Alternative Credit Funds Average during the same period.

What were market conditions?

Those who expected a volatile summer during 2015 received what they had anticipated. The stresses building ahead of a potential Federal Reserve (“Fed”) rate hike brought duress to a wide array of markets and drove widespread risk aversion. Some of the “risk off” moves were due to existing trends, such as the strengthening US dollar, falling commodity prices, and weakening in the emerging markets stock and local bond markets. The increased volatility drove a decline in long-term yields, including the 10-year US Treasury yield. Concerns over slowing global growth and bouts of heavy new issuance held back the US investment-grade corporate bond market, while US high yield bond spreads (yield differentials to US Treasuries) widened amid concern about the slowdown in China’s economy, declining commodity prices, and investment outflows.

During the fourth quarter of 2015, US investment-grade bonds were weak, reflecting uncertainty about slower global economic growth, the potential of a Fed rate hike, record issuance, and a steep decline in energy and commodity prices. The US high yield bond market retreated, led by the underperformance of the energy sector. In December, as widely anticipated, the Fed raised the target federal funds rate for the first time since 2006.

Global market volatility fueled widespread risk aversion during January 2016. US investment-grade bonds declined as global growth concerns and falling commodity prices weighed heavily on investor sentiment. US high yield bond prices also declined, largely due to ongoing weakness in the energy sector.

February was another tumultuous month for global markets, driven in part by fluctuating commodity prices. Despite a rebound in the second half of the month, both US investment-grade bonds and US high yield bonds recorded negative returns for February overall.

What worked?

•	The Fund benefited from its curve positioning strategy during the reporting period. A curve positioning strategy attempts to gain from changes in the US Treasury yield curve.

•

Security selection among US investment-grade corporate bonds as well as sovereign debt added to returns. In particular, the Fund was bolstered by holdings in the banking, foreign non-corporate, technology, and consumer non-cyclical sectors.

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•

Among specific issuers, the Fund benefited from overweights in Roundys Supermarkets (consumer non-cyclical), HCA (health care and pharmaceutical), Weatherford International (upstream energy), and Bank of America (banking).

What didn’t work?

•

Sector allocations detracted most from the Fund’s performance. More specifically, the Fund was hurt by its allocations to high yield bonds, emerging markets debt, investment-grade corporate bonds, and commercial mortgage-backed securities (CMBS).

•	Security selection among CMBS, interest rate swaps, high yield bonds, and emerging markets debt hampered results as well.

•	Within corporate bonds, the Fund’s positioning in the electric and water, upstream energy, industrial, and health care and pharmaceutical sectors had a negative impact on performance.

•

Among specific issuers, the Fund was hurt by overweights in Pacific Exploration & Production (upstream or exploration segment of the energy sector) and Unifrax (industrial). Positions in electric and water names Dynegy and NRG Energy also dampened returns.

Did the Fund use derivatives, and how did they affect performance?

The Fund held futures contracts on US Treasury securities and on interest rate swaps to help manage the portfolio’s duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a negative impact on performance during the reporting period.

Current outlook

Prudential Fixed Income maintains a positive view of fundamentals in the US investment-grade and high yield bond markets. At the end of the period, the Fund was overweight high yield bonds, CMBS, asset-backed securities, investment-grade bonds, and emerging markets debt.

Within investment-grade bonds, valuations continue to look attractive relative to recent and historical levels. In financials at the end of the period, the Fund was overweight US money center banks and select insurance companies. (A money center bank focuses its borrowing and lending activities on governments, large corporations, and regular banks.) The Fund favors the chemicals sector while maintaining a small position in the upstream or exploration segment of the energy sector. In terms of high yield bonds, Prudential Fixed Income believes demand will be supported by a thirst for yield as global interest rates fall due to low inflation. Default rates are likely to remain manageable, outside of the energy and basic materials sectors where challenges persist.

Prudential Unconstrained Bond Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Unconstrained Bond Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$964.40	1.15%	$5.62
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class C	Actual	$1,000.00	$960.10	1.90%	$9.26
	Hypothetical	$1,000.00	$1,015.42	1.90%	$9.52
Class Z	Actual	$1,000.00	$965.80	0.90%	$4.40
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ended February 29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s expense ratios for the 12-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.75	1.18
C	3.50	1.90
Z	2.50	0.90

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Unconstrained Bond Fund	11

Portfolio of Investments

as of February 29, 2016

Description			Shares	Value (Note 1)
LONG-TERM INVESTMENTS 89.5%

PREFERRED STOCK 1.6%

Independent Power & Renewable Electricity Producers
Dynegy, Inc., Series A (cost $446,000)(a)			10,000	$375,400

	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES 9.6%

Collateralized Loan Obligations
Madison Park Funding VIII Ltd. (Cayman Islands), Series 2012-8AR, Class BR, 144A	2.821%(b)	04/22/22	500	497,724
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.629(b)	07/25/26	875	835,728
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440	04/15/25	500	486,500
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.420(b)	01/18/26	500	479,713

TOTAL ASSET-BACKED SECURITIES (cost $2,314,186)				2,299,665

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.5%
CD Commercial Mortgage Trust,
Series 2006-CD2, Class AM	5.355(b)	01/15/46	123	122,892
Series 2007-CD4, Class AMFX	5.366(b)	12/11/49	500	508,817
COBALT Commercial Mortgage Trust, Series 2006-C1, Class AM	5.254	08/15/48	500	494,156
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM	5.290(b)	11/10/45	203	202,753

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,358,087)				1,328,618

CORPORATE BONDS 47.7%

Auto Manufacturer 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	6.625	10/01/28	70	80,170

Banks 5.4%
Bank of America Corp.,
Jr. Sub. Notes	6.100(b)	12/29/49	110	106,700
Jr. Sub. Notes	8.000(b)	07/29/49	130	130,000
Citigroup, Inc., Jr. Sub. Notes	5.950(b)	12/29/49	235	220,900

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	13

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%(b)	12/29/49		130	$124,475
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375(b)	04/30/22		100	100,778
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.000(b)	12/29/49		120	118,800
Jr. Sub. Notes	7.900(b)	04/29/49		125	124,687
Morgan Stanley, Jr. Sub. Notes	5.450(b)	07/29/49		250	233,750
Wells Fargo & Co., Jr. Sub. Notes	7.980(b)	03/29/49		119	122,421

					1,282,511

Building Materials 3.1%
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, RegS	9.875	04/30/19		350	367,360
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $251,250; purchased 08/12/15)(a)(c)	7.500	02/15/19		250	192,500
US Concrete, Inc., Sr. Sec’d. Notes	8.500	12/01/18		188	194,580

					754,440

Chemicals 1.7%
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750	10/15/23		115	127,937
Hexion, Inc., Sr. Sec’d. Notes	10.000	04/15/20		125	107,813
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21		184	172,960

					408,710

Commercial Services 2.2%
Laureate Education, Inc., Gtd. Notes, 144A	10.000	09/01/19		300	153,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18		250	253,125
United Rentals North America, Inc., Gtd. Notes	7.625	04/15/22		125	132,890

					539,015

Construction & Engineering 0.7%
AECOM, Gtd. Notes	5.750	10/15/22		175	176,750

Containers & Packaging 0.5%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	111,505

Diversified Financial Services 0.9%
American Express Co., Jr. Sub. Notes	4.900(b)	12/29/49		260	226,850

Electric 2.5%
AES Corp., Sr. Unsec’d. Notes	7.375	07/01/21		125	130,312

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		250	$225,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875	10/15/20		250	151,250
NRG Energy, Inc., Gtd. Notes	7.875	05/15/21		100	94,375

					600,937

Entertainment 1.9%
CPULK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000	02/28/42	GBP	100	140,229
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		175	172,375
Scientific Games International, Inc.,
Gtd. Notes(a)	6.625	05/15/21		75	40,500
Gtd. Notes	10.000	12/01/22		125	98,125

					451,229

Environmental Control 1.0%
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20		250	250,625

Food 1.3%
JBS USA LLC, Sr. Unsec’d.Notes, RegS	5.750	06/15/25		280	240,800
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19		75	78,938

					319,738

Healthcare-Products 0.5%
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/15/22		150	108,000

Healthcare-Services 4.1%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875	02/01/22		225	192,937
Ephios Bondco PLC (France), Sr. Sec’d. Notes, 144A	6.250	07/01/22	EUR	125	138,362
HCA, Inc., Gtd. Notes	5.375	02/01/25		375	382,031
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20		175	161,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	02/01/20		100	96,000

					971,205

Home Builders 2.5%
Beazer Homes USA, Inc., Gtd. Notes	7.500	09/15/21		150	111,000
KB Home, Gtd. Notes	7.250	06/15/18		150	156,000
Lennar Corp., Gtd. Notes	4.750	05/30/25		150	145,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250	04/15/21		100	93,000

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	15

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	100	$91,500

				596,625

Iron/Steel 0.7%
AK Steel Corp., Sr. Sec’d. Notes	8.750	12/01/18	50	45,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.250	08/05/20	125	112,656

				158,156

Lodging 1.2%
MGM Resorts International, Gtd. Notes	8.625	02/01/19	250	283,125

Media 2.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17	200	212,600
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875	04/01/24	50	51,063
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384	10/23/35	15	15,667
Sr. Sec’d. Notes, 144A	6.484	10/23/45	15	15,816
Sr. Sec’d. Notes, 144A	6.834	10/23/55	5	5,085
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750	07/15/25	200	186,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500	11/15/22	100	90,750

				577,481

Mining 3.1%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125	10/01/24	250	225,937
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875	07/15/24	200	183,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20	125	110,625
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250	11/15/22	150	106,875
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	150	118,599

				745,036

Miscellaneous Manufacturing 0.8%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $201,000; purchased 08/11/15)(a)(c)	5.000	03/15/22	200	196,000

Oil & Gas 0.1%
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A	5.375	01/26/19	200	23,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging & Containers 1.6%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19	261	$243,178
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	5.875	08/15/23	50	51,500
Gtd. Notes, 144A	6.375	08/15/25	50	51,375
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	50	42,125

				388,178

Pharmaceuticals 1.4%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250	04/01/22	125	129,219
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.875	05/15/23	100	84,375
Gtd. Notes, 144A	6.375	10/15/20	135	123,862

				337,456

Retail 0.7%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	100	85,250
Landry’s, Inc., Gtd. Notes, 144A (original cost $80,235; purchased 09/30/15)(a)(c)	9.375	05/01/20	75	78,563

				163,813

Semiconductors 2.3%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/22	275	291,844
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/23	125	106,875
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	100	84,000
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	75	60,750

				543,469

Software 1.6%
Audatex North America, Inc., Gtd. Notes, 144A	6.125	11/01/23	175	176,750
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	200	200,000

				376,750

Telecommunications 2.0%
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500	03/01/21	150	38,250
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18	225	233,573
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18	200	217,326

				489,149

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	17

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Transportation 1.2%
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	100	$97,000
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875	09/01/19	175	180,688

				277,688

TOTAL CORPORATE BONDS (cost $12,325,978)				11,437,611

FOREIGN AGENCIES 1.9%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250	04/23/19	100	112,264
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125	07/02/18	100	107,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20	100	113,788
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	125	124,562

TOTAL FOREIGN AGENCIES (cost $454,433)				458,114

RESIDENTIAL MORTGAGE-BACKED SECURITIES 23.2%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250	05/25/36	213	168,749
Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M2(b)(d)	7.179	08/25/28	600	606,880
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	3.736(b)	10/25/27	500	450,149
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.426(b)	12/01/21	826	814,844
Series 2015-7, Class A, 144A	2.426(b)	07/01/20	917	901,271
Series 2015-8, Class A2, 144A	3.926(b)	08/01/20	1,000	970,737
Series 2016-1, Class A1, 144A^	2.426(b)	01/01/21	891	867,092
Nomura Resecuritization Trust, Series 2015-5R, Class 5A1, 144A	0.562(b)	07/26/36	849	772,049

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,592,411)				5,551,771

TOTAL LONG-TERM INVESTMENTS (cost $22,491,095)				21,451,179

See Notes to Financial Statements.

18

Description		Shares		Value (Note 1)
SHORT-TERM INVESTMENTS 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND 3.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund)(Note 3)(e) (cost $729,976)			729,976	$729,976

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.5%

Call Options 0.4%
CDX.NA.HY.25.V1, expiring 05/18/16, Strike Price $100.00	BNP Paribas		10,000	79,767
iTraxx.Main.24.V1, expiring 04/20/16, Strike Price $85.00	Citigroup Global Markets	EUR	6,500	7,709
iTraxx.XO.24.V1, expiring 03/16/16, Strike Price $300.00	Citigroup Global Markets	EUR	2,000	43

				87,519

Put Options 0.1%
CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $97.00	BNP Paribas		400	916
CDX.NA.IG.25.V1
expiring 04/20/16, Strike Price $140.00	Citigroup Global Markets		1,500	1,532
expiring 04/20/16, Strike Price $185.00	Citigroup Global Markets		3,000	441
iTraxx.Main.24.V1
expiring 04/20/16, Strike Price $120.00	Citigroup Global Markets	EUR	6,500	15,282
expiring 04/20/16, Strike Price $180.00	Citigroup Global Markets	EUR	6,500	1,820
iTraxx.XO.24.V1
expiring 03/16/16, Strike Price $500.00	Citigroup Global Markets	EUR	2,000	3,526
expiring 03/16/16, Strike Price $700.00	Citigroup Global Markets	EUR	2,000	44

				23,561

TOTAL OPTIONS PURCHASED (cost $184,758)				111,080

TOTAL SHORT-TERM INVESTMENTS (cost $914,734)				841,056

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 93.1% (cost $23,405,829)(Note 5)				22,292,235

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	19

Portfolio of Investments (continued)

as of February 29, 2016

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS WRITTEN* (0.5)%

Call Option (0.1)%
iTraxx.Main.24.V1, expiring 04/20/16 Strike Price $95.00	Citigroup Global Markets		EUR 6,500	(19,574)

Put Options (0.4)%
CDX.NA.HY.25.V1
expiring 03/16/16, Strike Price $92.00	BNP Paribas		400	$(100)
expiring 03/16/16, Strike Price $94.00	BNP Paribas		10,000	(79,378)
CDX.NA.IG.25.V1, expiring 04/20/16 Strike Price $170.00	Citigroup Global Markets		4,500	(1,196)
iShares iBoxx $ High Yield Corporate, expiring 04/15/16 Strike Price $73.00	Citigroup Global Markets		20	(4,800)
iTraxx.Main.24.V1, expiring 04/20/16
Strike Price $150.00	Citigroup Global Markets	EUR	13,000	(10,190)
iTraxx.XO.24.V1, expiring 03/16/16
Strike Price $600.00	Citigroup Global Markets	EUR	4,000	(857)

				(96,521)

TOTAL OPTIONS WRITTEN (premiums received $219,374)				(116,095)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 92.6% (cost $23,186,455)				22,176,140
Other assets in excess of liabilities(f) 7.4%				1,778,592

NET ASSETS 100.0%				$23,954,732

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

EONIA—Euro Overnight Index Average

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

SONIA—Sterling Overnight Index Average

See Notes to Financial Statements.

20

EUR—Euro

GBP—British Pound

MXN—Mexican Peso

ZAR—South African Rand

*	Non-income producing
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $866,902 and 3.6% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security or securities that have been deemed illiquid. (unaudited)
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $532,485. The aggregate value of $467,063 is approximately 1.9% of net assets.
(d)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 29, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
4	2 Year U.S. Treasury Notes	Mar. 2016	$874,578	$874,312	$(266)
9	2 Year U.S. Treasury Notes	Jun. 2016	1,968,486	1,966,922	(1,564)
12	5 Year U.S. Treasury Notes	Jun. 2016	1,452,782	1,451,812	(970)
1	10 Year U.S. Treasury Notes	Mar. 2016	131,765	130,906	(859)
3	10 Year U.S. Treasury Notes	Jun. 2016	390,942	391,547	605
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2016	173,161	173,156	(5)

					(3,059)

	Short Position:
1	20 Year U.S. Treasury Bonds	Jun. 2016	166,000	164,531	1,469

					$(1,590)

(1)	Cash of $130,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at February 29, 2016.

Forward foreign currency exchange contracts outstanding at February 29, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation
OTC forward foreign currency exchange contracts:
Mexican Peso,
Expiring 04/22/16	Bank of America	MXN	66	$3,525	$3,634	$109

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	21

Portfolio of Investments (continued)

as of February 29, 2016

Forward foreign currency exchange contracts outstanding at February 29, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/28/16	Morgan Stanley	GBP	100	$142,524	$139,213	$3,311
Euro,
Expiring 04/28/16	Bank of America	EUR	230	249,716	250,416	(700)
Expiring 04/28/16	Bank of America	EUR	51	57,789	55,942	1,847

				$450,029	$445,571	4,458

						$4,567

Forward rate agreements outstanding at February 29, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
300	03/03/16	2.950%	Constant Maturity Mortgage102(1)^	$154	$—	$154	Citigroup Global Markets
300	03/03/16	1.450%	7 Year Constant Maturity Swap(2)^	(344)	—	(344)	Citigroup Global Markets

				$(190)	$—	$(190)

Interest rate swap agreements outstanding at February 29, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MXN	7,400	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	$5,271	$(2,231)	$7,502	Citigroup Global Markets
ZAR	2,600	11/13/25	8.510%	3 Month JIBAR(2)	(4,981)	(73)	(4,908)	Citigroup Global Markets

					$290	$(2,304)	$2,594

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2016	Unrealized Depreciation
	Centrally cleared swap agreements:
EUR	100	08/04/24	1.054%	1 Day EONIA(1)	$(3,384)	$(10,819)	$(7,435)
EUR	80	03/02/21	0.318%	1 Day EONIA(1)	—	(70)	(70)
GBP	100	07/29/20	1.410%	1 Day SONIA(1)	4	(7,664)	(7,668)
	2,500	08/05/17	0.900%	3 Month LIBOR(1)	—	(4,971)	(4,971)

See Notes to Financial Statements.

22

Interest rate swap agreements outstanding at February 29, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2016	Unrealized Depreciation
Centrally cleared swap agreements (cont’d):
3,100	11/19/17	0.942%	3 Month LIBOR(1)	$—	$(14,494)	$(14,494)
2,000	08/05/18	1.205%	3 Month LIBOR(1)	—	(16,952)	(16,952)
1,700	11/18/18	1.207%	3 Month LIBOR(1)	—	(19,405)	(19,405)
1,500	11/06/20	1.572%	3 Month LIBOR(1)	—	(39,123)	(39,123)
2,000	08/05/20	1.655%	3 Month LIBOR(1)	—	(51,989)	(51,989)
2,950	08/05/22	1.958%	3 Month LIBOR(1)	(788)	(127,726)	(126,938)
180	11/06/25	2.116%	3 Month LIBOR(1)	—	(10,443)	(10,443)
850	08/05/25	2.234%	3 Month LIBOR(1)	—	(54,288)	(54,288)
90	07/21/45	2.880%	3 Month LIBOR(1)	—	(17,128)	(17,128)

				$(4,168)	$(375,072)	$(370,904)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at February 29, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity	03/01/16	1.500%	250	$286	$—	$286	Goldman Sachs & Co.
Ameriquest Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Ameriquest Home Equity	03/01/16	1.500%	250	208	—	208	Goldman Sachs & Co.
Bank of America Prime Mortgage	03/01/16	1.500%	213	257	—	257	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Connecticut Avenue Securities	03/01/16	1.500%	250	302	—	302	Goldman Sachs & Co.
Connecticut Avenue Securities	03/01/16	1.500%	250	302	—	302	Goldman Sachs & Co.
Chase Mortgage	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Chase Mortgage	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Countrywide Home Equity	03/01/16	1.500%	250	243	—	243	Goldman Sachs & Co.
Countrywide Home Equity	03/01/16	1.500%	250	281	—	281	Goldman Sachs & Co.
Countrywide Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	03/02/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	03/02/16	1.500%	249	273	—	273	Goldman Sachs & Co.
First Franklin Home Equity	03/01/16	1.500%	250	213	—	213	Goldman Sachs & Co.
Fremont Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	23

Portfolio of Investments (continued)

as of February 29, 2016

Credit default swap agreements outstanding at February 29, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d):
Goldman Sachs Mortgage Securities Corp.	03/01/16	1.500%	250	$281	$—	$281	Goldman Sachs & Co.
IndyMac Alta Mortgage	03/01/16	1.500%	250	232	—	232	Goldman Sachs & Co.
Lehman Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Lehman Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
New Century Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
New Century Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
New Century Home Equity	03/01/16	1.500%	250	224	—	224	Goldman Sachs & Co.
New Century Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Option One Home Equity	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
STACR	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.
Terwin Mortgage Trust	03/01/16	1.500%	250	286	—	286	Goldman Sachs & Co.

				$7,392	$—	$7,392

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 29, 2016	Unrealized Depreciation
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.25	12/20/20	5.000%	300	$3,750	$(370)	$(4,120)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	3,000	$(197,776)	$12,886	$(210,662)	UBS AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1)*:
CDX.EM.24.V2	12/20/20	1.000%	4,900	N/A	$542,319	$2,327	$539,992	Deutsche Bank AG

OTC credit default swaps on sovereign issues—Sell Protection(2)*:
Federal Republic of Brazil	12/20/20	1.000%	700	0.4437%	$(101,281)	$(1,400)	$(99,881)	Deutsche Bank AG
Malaysian Federation	12/20/20	1.000%	150	0.1747%	(4,779)	(300)	(4,479)	Deutsche Bank AG

See Notes to Financial Statements.

24

Credit default swap agreements outstanding at February 29, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2)* (cont’d):
Republic of Chile	12/20/20	1.000%	200	0.1179%	$(1,260)	$(400)	$(860)	Deutsche Bank AG
Republic of China	12/20/20	1.000%	200	0.1346%	(2,767)	(400)	(2,367)	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	400	0.2720%	(29,801)	(800)	(29,001)	Deutsche Bank AG
Republic of Indonesia	12/20/20	1.000%	300	0.2305%	(16,801)	(600)	(16,201)	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	250	0.1927%	(10,028)	(500)	(9,528)	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	250	0.1202%	(1,820)	(500)	(1,320)	Deutsche Bank AG
Republic of South Africa	12/20/20	1.000%	300	0.3501%	(32,032)	(600)	(31,432)	Deutsche Bank AG
Republic of Turkey	12/20/20	1.000%	700	0.2936%	(58,408)	(1,400)	(57,008)	Deutsche Bank AG
Republic of Venezuela	12/20/20	1.000%	300	6.1385%	(206,340)	(600)	(205,740)	Deutsche Bank AG
Russian Federation	12/20/20	1.000%	650	0.3187%	(61,074)	(1,300)	(59,774)	Deutsche Bank AG
United Mexican States	12/20/20	1.000%	500	0.1940%	(20,360)	(1,000)	(19,360)	Deutsche Bank AG

					$(546,751)	$(9,800)	$(536,951)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federal Republic of Brazil	09/20/18	1.000%	250	0.305%	$(12,131)	$(10,409)	$(1,722)	Barclays Capital Group
Italy Government	09/20/20	1.000%	250	0.140%	(3,788)	(1,571)	(2,217)	Barclays Capital Group
Republic of Hungary	09/20/20	1.000%	250	0.156%	(5,660)	(5,867)	207	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%	250	0.222%	(12,476)	(10,117)	(2,359)	Barclays Capital Group
Republic of Latvia	09/20/20	1.000%	250	0.079%	2,859	2,555	304	Barclays Capital Group

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	25

Portfolio of Investments (continued)

as of February 29, 2016

Credit default swap agreements outstanding at February 29, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2016(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2) (cont’d):
Republic of Lithuania	09/20/20	1.000%	250	0.078%	$2,931	$2,555	$376	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%	250	0.115%	(1,147)	227	(1,374)	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	250	0.103%	149	(1,826)	1,975	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%	250	0.342%	(24,701)	(13,677)	(11,024)	Barclays Capital Group
Russian Federation	09/20/18	1.000%	250	0.234%	(7,805)	(14,893)	7,088	Barclays Capital Group
Spain Government	09/20/20	1.000%	250	0.110%	(606)	832	(1,438)	Barclays Capital Group
United Mexican States	09/20/20	1.000%	250	0.187%	(8,934)	(4,392)	(4,542)	Barclays Capital Group

					$(71,309)	$(56,583)	$(14,726)

Cash of $450,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at February 29, 2016.

The Fund entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

26

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,299,665	$—
Commercial Mortgage-Backed Securities	—	1,328,618	—
Corporate Bonds	—	11,437,611	—
Foreign Agencies	—	458,114	—
Preferred Stock	375,400	—	—
Residential Mortgage-Backed Securities	—	4,684,679	867,092
Affiliated Money Market Mutual Fund	729,976	—	—
Options Purchased	—	111,080	—
Options Written	—	(116,095)	—
Other Financial Instruments*
Futures Contracts	(1,590)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,567	—
Centrally cleared interest rate swaps	—	(370,904)	—
OTC interest rate swaps	—	290	—
Centrally cleared credit default swaps	—	(4,120)	—
OTC credit default swaps	—	(266,125)	—
OTC forward rate agreements	—	—	(190)

Total	$1,103,786	$19,567,380	$866,902

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	27

Portfolio of Investments (continued)

as of February 29, 2016

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Security	Forward Rate Agreements
Balance as of 07/09/15***	$—	$—
Accrued discount/premium	(8,255)	—
Realized gain (loss)	222	—
Change in unrealized appreciation (depreciation)**	(2,417)	(190)
Purchases	877,542	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 02/29/16	$867,092	$(190)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(2,607) was relating to securities held at the reporting period end.
***	Commencement of operations.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board which contain unobservable inputs as:

Level 3 Securities	Fair value as of February 29, 2016	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Security	$867,092	Market approach	Single broker indicative quote
Forward Rate Agreements	154	Model pricing	Discretionary volatility factor and/or discount rate
Forward Rate Agreements	(344)	Model pricing	Discretionary volatility factor and/or discount rate

	$866,902

See Notes to Financial Statements.

28

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2016 were as follows (Unaudited):

Residential Mortgage-Backed Securities	23.2%
Collateralized Loan Obligations	9.6
Commercial Mortgage-Backed Securities	5.5
Banks	5.4
Healthcare-Services	4.1
Building Materials	3.1
Mining	3.1
Affiliated Money Market Mutual Fund	3.1
Electric	2.5
Home Builders	2.5
Media	2.4
Semiconductors	2.3
Commercial Services	2.2
Telecommunications	2.0
Foreign Agencies	1.9
Entertainment	1.9
Chemicals	1.7
Packaging & Containers	1.6
Software	1.6
Independent Power & Renewable Electricity Producers	1.6
Pharmaceuticals	1.4%
Food	1.3
Lodging	1.2
Transportation	1.2
Environmental Control	1.0
Diversified Financial Services	0.9
Miscellaneous Manufacturing	0.8
Construction & Engineering	0.7
Retail	0.7
Iron/Steel	0.7
Containers & Packaging	0.5
Options Purchased	0.5
Healthcare-Products	0.5
Auto Manufacturers	0.3
Oil & Gas	0.1

93.1
Options Written	(0.5)
Other assets in excess of liabilities	7.4

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk, foreign exchange risk, credit risk and equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$2,074	*	Due from/to broker—variation margin futures	$3,664	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	370,904	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	7,502		Unrealized depreciation on OTC swap agreements	4,908
Interest rate contracts	Premiums paid for OTC swap agreements	—		Premiums received for OTC swap agreements	2,304
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	154		Unrealized depreciation on OTC forward rate agreements	344

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	29

Portfolio of Investments (continued)

as of February 29, 2016

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC foreign currency forward exchange contracts	$5,267	Unrealized depreciation on OTC foreign currency exchange contracts	$700
Credit contracts	Premiums paid for OTC swap agreements	21,382	Premiums received for OTC swap agreements	72,552
Credit contracts	Unrealized appreciation on OTC swap agreements	557,334	Unrealized depreciation on OTC swap agreements	772,289
Credit contracts	—	—	Due from/to broker—variation margin swaps	4,120	*
Credit contracts	Unaffiliated investments	111,080	Options written outstanding, at value	116,095

Total		$704,793		$1,347,880

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 29, 2016* are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Options Written	Forward Currency Contracts(2)	Swaps	Forward Rate Agreements	Total
Interest rate contracts	$4,709	$(17,637)	$4,059	$—	$(49,504)	$830	$(57,543)
Foreign exchange contracts	—	—	—	15,354	—	—	15,354
Credit contracts	(13,068)	—	(23,442)	—	102,714	—	66,204
Equity contracts	23,331	23,434	(1,047)	—	—	—	45,718

Total	$14,972	$5,797	$(20,430)	$15,354	$53,210	$830	$69,733

See Notes to Financial Statements.

30

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased(3)	Options Written	Forward Currency Contracts(4)	Swaps	Forward Rate Agreements	Total
Interest rate contracts	$(1,590)	$—	$—	$—	$(368,310)	$(190)	$(370,090)
Foreign exchange contracts	—	—	—	4,567	—	—	4,567
Credit contracts	—	(73,678)	103,279	—	(219,075)	—	(189,474)

Total	$(1,590)	$(73,678)	$103,279	$4,567	$(587,385)	$(190)	$(554,997)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investment in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.
*	Commencement of operations was July 9, 2015.

For the period ended February 29, 2016, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Forward Foreign Currency Exchange Contracts— Purchased(4)
$73,073	$14,497	$2,063,275	$1,760,954	$1,175

Forward Foreign Currency Exchange Contracts— Sold(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Forward Rate Agreements(2)
$346,607	$15,524	$1,733	$9,871	$200

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.
(4)	Value at Settlement Date.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	31

Portfolio of Investments (continued)

as of February 29, 2016

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$1,956	$(700)	$—	$1,256
Barclays Capital Group	16,119	(16,119)	—	—
BNP Paribas	80,683	(79,478)	—	1,205
Citigroup Global Markets	38,053	(38,053)	—	—
Deutsche Bank AG	542,319	(542,319)	—	—
Goldman Sachs & Co.	7,392	—	—	7,392
Morgan Stanley	3,311	—	—	3,311
UBS AG	12,886	(12,886)	—	—

	$702,719

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(700)	$700	$—	$—
Barclays Capital Group	(87,428)	16,119	—	(71,309)
BNP Paribas	(79,478)	79,478	—	—
Citigroup Global Markets	(44,173)	38,053	—	(6,120)
Deutsche Bank AG	(546,751)	542,319		(4,432)
Goldman Sachs & Co.	—	—	—	—
Morgan Stanley	—	—	—	—
UBS AG	(210,662)	12,886	260,000	—

	$(969,192)

(1)	Includes unrealized appreciation on swaps, forward rate agreements and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps, forward rate agreements and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

32

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes

ANNUAL REPORT	FEBRUARY 29, 2016

Prudential Unconstrained Bond Fund

Statement of Assets & Liabilities

as of February 29, 2016

Assets
Investments at value:
Unaffiliated investments (cost $22,675,853)	$21,562,259
Affiliated investments (cost $729,976)	729,976
Cash	41,582
Foreign currency, at value (cost $8,070)	8,093
Cash segregated for counterparty—OTC	1,265,000
Deposit with Broker for futures and centrally cleared swaps	580,000
Unrealized appreciation on OTC swap agreements	564,836
Dividends and interest receivable	258,300
Premium paid for OTC swap agreements	21,382
Receivable for investments sold	13,120
Due from Manager	11,122
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,267
Due from broker—variation margin futures	2,341
Prepaid expenses	344
Unrealized appreciation on OTC forward rate agreements	154

Total assets	25,063,776

Liabilities
Unrealized depreciation on OTC swap agreements	777,197
Accrued expenses and other liabilities	126,982
Options written outstanding, at value (premiums received $219,374)	116,095
Premium received for OTC swap agreements	74,856
Due to broker—variation margin swaps	12,653
Unrealized depreciation on OTC forward foreign currency exchange contracts	700
Unrealized depreciation on OTC forward rate agreements	344
Payable for investments purchased	156
Payable for Fund shares reacquired	31
Affiliated transfer agent fee payable	20
Distribution fee payable	10

Total liabilities	1,109,044

Net Assets	$23,954,732

Net assets were comprised of:
Common stock, at par	$2,570
Paid-in capital in excess of par	25,665,413

25,667,983
Undistributed net investment income	8,969
Accumulated net realized loss on investment and foreign currency transactions	(127,402)
Net unrealized depreciation on investments and foreign currencies	(1,594,818)

Net assets, February 29, 2016	$23,954,732

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share, ($19,010 ÷ 2,039 shares of common stock issued and outstanding)	$9.32
Maximum sales charge (4.50% of offering public)	0.44

Maximum offering price to public	$9.76

Class C
Net asset value, offering price and redemption price per share, ($9,499 ÷ 1,020 shares of common stock issued and outstanding)	$9.31

Class Z
Net asset value, offering price and redemption price per share, ($23,926,223 ÷ 2,567,102 shares of common stock issued and outstanding)	$9.32

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	35

Statement of Operations

Period* Ended February 29, 2016

Net Investment Income
Income
Interest income	$692,042
Unaffiliated dividend income	13,438
Affiliated dividend income	2,720

Total income	708,200

Expenses
Management fee	126,507
Distribution fee—Class A	18
Distribution fee—Class C	81
Registration fees	65,000
Audit fee	60,000
Custodian and accounting fees	48,000
Legal fees and expenses	35,000
Shareholders’ reports	30,000
Trustee’s fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	1,000
Miscellaneous	19,671

Total expenses	393,277
Less: Management fee waiver and/or expense reimbursement	(250,859)

Net expenses	142,418

Net investment income	565,782

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(116,885)
Futures transactions	5,797
Options written transactions	(20,430)
Swap agreements transactions	53,210
Forward Rate Agreements	830
Foreign currency transactions	11,642

(65,836)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,113,594)
Futures	(1,590)
Options written	103,279
Swap agreements	(587,385)
Forward Rate Agreements	(190)
Foreign currencies	4,662

(1,594,818)

Net loss on investment and foreign currency transactions	(1,660,654)

Net Decrease In Net Assets Resulting From Operations	$(1,094,872)

*	Commencement of operations was July 9, 2015.

See Notes to Financial Statements.

36

Statement of Changes in Net Assets

July 9, 2015* through February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income	$565,782
Net realized loss on investment and foreign currency transaction	(65,836)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,594,818)

Net decrease in net assets resulting from operations	(1,094,872)

Dividends from net investments income (Note 1)
Class A	(266)
Class C	(258)
Class Z	(626,801)

(627,325)

Fund share transactions (Note 6)
Net proceeds from shares sold	25,054,472
Net asset value of shares issued in reinvestment of dividends and distributions	627,313
Cost of shares reacquired	(4,856)

Net increase in net assets from Fund share transactions	25,676,929

Total increase	23,954,732

Net Assets:
Beginning of period	—

End of period(a)	$23,954,732

(a) Includes undistributed net investment income of:	$8,969

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	37

Notes to Financial Statements

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund (formerly Prudential Global Tactical Allocation Fund), Prudential QMA Strategic Value Fund (formerly Prudential Strategic Value Fund), Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Unconstrained Bond Fund. The Fund commenced operations on July 9, 2015. The investment objective of the Fund is to seek positive return over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

38

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Unconstrained Bond Fund	39

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

40

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities market.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential Unconstrained Bond Fund	41

Notes to Financial Statements (continued)

Participatory Notes/Warrants: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

42

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded

Prudential Unconstrained Bond Fund	43

Notes to Financial Statements (continued)

options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the option contracts against default.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

44

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms,

Prudential Unconstrained Bond Fund	45

Notes to Financial Statements (continued)

when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Currency Swaps: The Fund may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub- adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments.

46

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2016, the Fund had not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Fund holds such warrants and rights as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Prudential Unconstrained Bond Fund	47

Notes to Financial Statements (continued)

Payment in kind securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly. Distributions from net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income

48

and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc. the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $2.5 billion, .775% of average daily net assets from $2.5 billion and $5 billion, and .75% of average daily net assets in excess of $5 billion. The management fee amount waived exceeded the management fee for the period ended February 29, 2016.

PI has contractually agreed through June 30, 2017 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .90% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Prudential Unconstrained Bond Fund	49

Notes to Financial Statements (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $443 in front-end sales charges resulting from sales of Class A shares during the period ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended February 29, 2016, they did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between and investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.” As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Note 4. Portfolio Securities

The Fund’s cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended February 29, 2016, were $29,427,351 and $6,882,291, respectively.

50

Transactions in options written during the period ended February 29, 2016, were as follows:

	Notional Amount (000)#	Premiums Received
Balance at beginning of period*	—	$—
Written options	47,357,575	329,512
Expired options	(1,227,500)	(13,814)
Closed options	(7,710,075)	(96,324)

Balance at end of period	38,420,000	$219,374

*	Commenced operations on July 9, 2015.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the period ended February 29, 2016, the adjustments were to increase undistributed net investment income by $70,512, increase accumulated net realized loss on investment and foreign currency transactions by $61,566 and decrease paid-in capital by $8,946 due to differences in the treatment for book and tax purposes of foreign currency gains (losses), premium amortization, paydown gains (losses), swaps and other book to tax differences. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the period ended February 29, 2016, the tax character of dividends paid was $627,325 of ordinary income.

As of February 29, 2016, the accumulated undistributed earnings on a tax basis was $21,896 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2016, were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustment	Total Net Unrealized Depreciation
$23,466,704	$97,070	$(1,271,539)	$(1,174,469)	$(472,921)	$(1,647,390)

Prudential Unconstrained Bond Fund	51

Notes to Financial Statements (continued)

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of swaps, options, futures contracts and foreign currencies.

For federal income tax purposes, the Fund had a capital loss carryforward of approximately $50,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $30,000 as having been incurred in the following fiscal year (February 28, 2017).

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

52

As of February 29, 2016, Prudential owned 1,024 shares of Class A, 1,020 shares of Class C and 2,566,031 shares of Class Z.

Class A	Shares	Amount
Period ended February 29, 2016*:
Shares sold	2,011	$19,472
Shares issued in reinvestment of dividends and distributions	28	266

Net increase (decrease) in shares outstanding	2,039	$19,738

Class C
Period ended February 29, 2016*:
Shares sold	1,507	$15,000
Shares issued in reinvestment of dividends and distributions	25	246
Shares reacquired	(512)	(4,813)

Net increase (decrease) in shares outstanding	1,020	$10,433

Class Z
Period ended February 29, 2016*:
Shares sold	2,502,071	$25,020,000
Shares issued in reinvestment of dividends and distributions	65,036	626,801
Shares reacquired	(5)	(43)

Net increase (decrease) in shares outstanding	2,567,102	$25,646,758

*	Commencement of operations was July 9, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended February 29, 2016.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value

Prudential Unconstrained Bond Fund	53

Notes to Financial Statements (continued)

hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

54

Financial Highlights

Class A Shares
	July 9, 2015(f) through February 29, 2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized loss on investments	(.66)
Total from investment operations	(.45)
Less Dividends and Distributions:
Dividends from net investment income	(.23)
Net asset value, end of period	$9.32
Total Return(a)	(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19
Average net assets (000)	$11
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	1.18%	(d)
Expense before waivers and/or expense reimbursement	2.75%	(d)
Net investment income	3.37%	(d)
Portfolio turnover rate	38%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	55

Financial Highlights (continued)

Class C Shares
	July 9, 2015(f) through February 29, 2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized loss on investments	(.67)
Total from investment operations	(.50)
Less Dividends and Distributions:
Dividends from net investment income	(.19)
Net asset value, end of period	$9.31
Total Return(a)	(5.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9
Average net assets (000)	$13
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	1.90%	(d)
Expense before waivers and/or expense reimbursement	3.50%	(d)
Net investment income	2.72%	(d)
Portfolio turnover rate	38%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

56

Class Z Shares
	July 9, 2015(f) through February 29, 2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized loss on investments	(.65)
Total from investment operations	(.43)
Less Dividends and Distributions:
Dividends from net investment income	(.25)
Net asset value, end of period	$9.32
Total Return(a)	(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,926
Average net assets (000)	$24,501
Ratios to average net assets(c):
Expense after waivers and/or and expense reimbursement	0.90%	(d)
Expense before waivers and/or expense reimbursement	2.50%	(d)
Net investment income	3.59%	(d)
Portfolio turnover rate	38%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	57

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 3:

We have audited the accompanying statement of assets and liabilities of Prudential Unconstrained Bond Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 3, including the portfolio of investments, as of February 29, 2016, and the related statements of operations, changes in net assets and the financial highlights for the period from July 9, 2015 (commencement of operations) to February 29, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period described in the above paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 15, 2016

58

Tax Information (unaudited)

For the period ended February 29, 2016, the Fund reports the maximum amount allowable but not less than 83.87% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2017, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends received by you in calendar year 2016.

Prudential Unconstrained Bond Fund	59

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Unconstrained Bond Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2000; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Unconstrained Bond Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Unconstrained Bond Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Unconstrained Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL UNCONSTRAINED BOND FUND

SHARE CLASS	A	C	Z
NASDAQ	PUCAX	PUCCX	PUCZX
CUSIP	74440K678	74440K660	74440K652

MF231E    0290836-00001-00

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended February 29, 2016 and February 28, 2015, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $162,336 and $44,880, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended February 29, 2016 and February 28, 2015: none.

(c) Tax Fees

For the fiscal years ended February 29, 2016 and February 28, 2015: none.

(d) All Other Fees

For the fiscal years ended February 29, 2016 and February 28, 2015: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(b) was approved by the audit committee.

(f)   Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater     than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 29, 2016 and February 28, 2015 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

 applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)  (1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2016